UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C. 20549
			   --------
			   FORM N-Q
			   --------

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
                     INVESTMENT COMPANIES

	    INVESTMENT COMPANY ACT FILE NUMBERS 811-4325

FIRST INVESTORS LIFE SERIES FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2007

DATE OF REPORTING PERIOD: SEPTEMBER 30, 2007

Item 1.  Schedule of Investments

		The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
BLUE CHIP FUND
September 30, 2007

---------------------------------------------------------------------------------------------------------------------
         Shares
             or
      Principal
         Amount     Security                                                                                   Value
---------------------------------------------------------------------------------------------------------------------
                    COMMON STOCKS--99.1%
                    Consumer Discretionary--9.5%
          13,300    Best Buy Company, Inc.                                                                   $612,066
          14,900    Carnival Corporation                                                                      721,607
          29,700    CBS Corporation - Class "B"                                                               935,550
          20,200    Clear Channel Communications, Inc.                                                        756,288
          16,971  * Comcast Corporation - Class "A"                                                           410,359
          27,150  * Comcast Corporation - Special Class "A"                                                   650,514
          20,800    H&R Block, Inc.                                                                           440,544
           9,700    Hilton Hotels Corporation                                                                 450,953
          49,900    Home Depot, Inc.                                                                        1,618,756
           5,300  * Kohl's Corporation                                                                        303,849
          32,600    Lowe's Companies, Inc.                                                                    913,452
          24,800    McDonald's Corporation                                                                  1,350,856
          53,600    News Corporation - Class "A"                                                            1,178,664
          12,000    NIKE, Inc. - Class "B"                                                                    703,920
          19,000    Staples, Inc.                                                                             408,310
          20,500    Target Corporation                                                                      1,303,185
          89,700    Time Warner, Inc.                                                                       1,646,892
           6,216    Tribune Company                                                                           169,821
          22,400  * Viacom, Inc. - Class "B"                                                                  872,928
          48,300    Walt Disney Company                                                                     1,661,036
          11,280    Wyndham Worldwide Corporation                                                             369,533
---------------------------------------------------------------------------------------------------------------------
                                                                                                           17,479,083
---------------------------------------------------------------------------------------------------------------------
                    Consumer Staples--12.3%
          26,100    Altria Group, Inc.                                                                      1,814,733
          25,200    Anheuser-Busch Companies, Inc.                                                          1,259,748
          28,400    Avon Products, Inc.                                                                     1,065,852
          50,900    Coca-Cola Company                                                                       2,925,223
          10,000    Colgate-Palmolive Company                                                                 713,200
          11,800    Costco Wholesale Corporation                                                              724,165
          32,300    CVS Corporation                                                                         1,280,049
          12,100    General Mills, Inc.                                                                       701,921
           9,200    The Hershey Company                                                                       426,972
          19,900    Kimberly-Clark Corporation                                                              1,398,174
          38,761    Kraft Foods, Inc. - Class "A"                                                           1,337,642
          35,000    PepsiCo, Inc.                                                                           2,564,100
          46,335    Procter & Gamble Company                                                                3,259,204
          17,200    Walgreen Company                                                                          812,528
          52,900    Wal-Mart Stores, Inc.                                                                   2,309,085
---------------------------------------------------------------------------------------------------------------------
                                                                                                           22,592,596
---------------------------------------------------------------------------------------------------------------------
                    Energy--12.0%
           6,200    BP PLC (ADR)                                                                              429,970
          50,000    Chevron Corporation                                                                     4,679,000
          25,771    ConocoPhillips                                                                          2,261,921
          77,500    ExxonMobil Corporation                                                                  7,173,400
          27,400    Halliburton Company                                                                     1,052,160
           5,500    Hess Corporation                                                                          365,915
          27,100    Schlumberger, Ltd.                                                                      2,845,500
          29,150    Spectra Energy Corporation                                                                713,592
          14,900  * Transocean, Inc.                                                                        1,684,445
          10,800    Valero Energy Corporation                                                                 725,544
---------------------------------------------------------------------------------------------------------------------
                                                                                                           21,931,447
---------------------------------------------------------------------------------------------------------------------
                    Financials--18.7%
          16,000    ACE, Ltd.                                                                                 969,120
          10,100    Allstate Corporation                                                                      577,619
          32,500    American Express Company                                                                1,929,525
          51,400    American International Group, Inc.                                                      3,477,210
           6,500    Ameriprise Financial, Inc.                                                                410,215
          66,514    Bank of America Corporation                                                             3,343,659
          51,005    Bank of New York Mellon Corporation                                                     2,251,361
             250  * Berkshire Hathaway, Inc. - Class "B"                                                      988,000
          15,900    Capital One Financial Corporation                                                       1,056,237
          12,200    Chubb Corporation                                                                         654,408
          89,500    Citigroup, Inc.                                                                         4,176,965
          18,900  * Discover Financial Services                                                               393,120
          10,400    Fannie Mae                                                                                632,424
          14,500    Freddie Mac                                                                               855,645
          60,132    JPMorgan Chase & Company                                                                2,755,248
           7,000    Lehman Brothers Holdings, Inc.                                                            432,110
          14,500    Marsh & McLennan Companies, Inc.                                                          369,750
          17,400    Merrill Lynch & Company, Inc.                                                           1,240,272
          23,600    Morgan Stanley                                                                          1,486,800
           6,400    PNC Financial Services Group, Inc.                                                        435,840
          24,300    Progressive Corporation                                                                   471,663
           7,500    SunTrust Banks, Inc.                                                                      567,525
          13,400    Travelers Companies, Inc.                                                                 674,556
          20,500    U.S. Bancorp                                                                              666,865
          27,400    Wachovia Corporation                                                                    1,374,110
          20,100    Washington Mutual, Inc.                                                                   709,731
          37,600    Wells Fargo & Company                                                                   1,339,312
---------------------------------------------------------------------------------------------------------------------
                                                                                                           34,239,290
---------------------------------------------------------------------------------------------------------------------
                    Health Care--11.6%
          33,500    Abbott Laboratories                                                                     1,796,270
          11,800    Aetna, Inc.                                                                               640,386
          27,700  * Amgen, Inc.                                                                             1,566,989
          12,400    Baxter International, Inc.                                                                697,872
          46,200    Bristol-Myers Squibb Company                                                            1,331,484
          15,025  * Covidien, Ltd.                                                                            623,538
          59,200    Johnson & Johnson                                                                       3,889,440
          29,300    Medtronic, Inc.                                                                         1,652,813
          22,800    Merck & Company, Inc.                                                                   1,178,532
          23,700    Novartis AG (ADR)                                                                       1,302,552
         129,640    Pfizer, Inc.                                                                            3,167,105
          11,300  * St. Jude Medical, Inc.                                                                    497,991
          13,200    Teva Pharmaceutical Industries, Ltd. (ADR)                                                587,004
          29,200    UnitedHealth Group, Inc.                                                                1,414,156
          21,900    Wyeth                                                                                     975,645
---------------------------------------------------------------------------------------------------------------------
                                                                                                           21,321,777
---------------------------------------------------------------------------------------------------------------------
                    Industrials--11.5%
          18,500    3M Company                                                                              1,731,230
          10,600    Boeing Company                                                                          1,112,894
          12,100    Caterpillar, Inc.                                                                         949,003
          12,000    Dover Corporation                                                                         611,400
          27,200    Emerson Electric Company                                                                1,447,584
         145,500    General Electric Company                                                                6,023,700
          14,400    Honeywell International, Inc.                                                             856,368
          10,600    Illinois Tool Works, Inc.                                                                 632,184
           9,200    ITT Corporation                                                                           624,956
          10,900    Lockheed Martin Corporation                                                             1,182,541
          24,300    Masco Corporation                                                                         563,031
          11,200    Northrop Grumman Corporation                                                              873,600
          15,025    Tyco International, Ltd.                                                                  666,209
          15,300    United Parcel Service, Inc. - Class "B"                                                 1,149,030
          33,700    United Technologies Corporation                                                         2,712,176
---------------------------------------------------------------------------------------------------------------------
                                                                                                           21,135,906
---------------------------------------------------------------------------------------------------------------------
                    Information Technology--16.9%
          11,600    Accenture, Ltd. - Class "A"                                                               466,900
          12,500    Analog Devices, Inc.                                                                      452,000
           5,600  * Apple, Inc.                                                                               859,824
          23,400    Applied Materials, Inc.                                                                   484,380
          10,000    Automatic Data Processing, Inc.                                                           459,300
          84,800  * Cisco Systems, Inc.                                                                     2,807,728
          29,000  * Corning, Inc.                                                                             714,850
          60,800  * Dell, Inc.                                                                              1,678,080
          13,500  * eBay, Inc.                                                                                526,770
          74,300  * EMC Corporation                                                                         1,545,440
          31,400    Hewlett-Packard Company                                                                 1,563,406
         102,800    Intel Corporation                                                                       2,658,408
          22,900    International Business Machines Corporation                                             2,697,620
          13,400    Maxim Integrated Products, Inc.                                                           393,290
         180,600    Microsoft Corporation                                                                   5,320,476
          51,900    Motorola, Inc.                                                                            961,707
          55,000    Nokia Corporation - Class "A" (ADR)                                                     2,086,150
          59,700  * Oracle Corporation                                                                      1,292,505
          16,400    QUALCOMM, Inc.                                                                            693,064
          35,300    Texas Instruments, Inc.                                                                 1,291,627
          16,025    Tyco Electronics, Ltd.                                                                    567,766
          33,800    Western Union Company                                                                     708,786
          19,700  * Xerox Corporation                                                                         341,598
          19,700  * Yahoo!, Inc.                                                                              528,748
---------------------------------------------------------------------------------------------------------------------
                                                                                                           31,100,423
---------------------------------------------------------------------------------------------------------------------
                    Materials--2.8%
          19,400    Alcoa, Inc.                                                                               758,928
          14,010  * Cemex SA de CV (ADR)                                                                      419,179
          32,100    Dow Chemical Company                                                                    1,382,226
          18,100    DuPont (E.I.) de Nemours & Company                                                        897,036
          23,800    International Paper Company                                                               853,706
           6,700    Newmont Mining Corporation                                                                299,691
           2,400    PPG Industries, Inc.                                                                      181,320
           3,900    Weyerhaeuser Company                                                                      281,970
---------------------------------------------------------------------------------------------------------------------
                                                                                                            5,074,056
---------------------------------------------------------------------------------------------------------------------
                    Telecommunication Services--2.9%
          53,200    AT&T, Inc.                                                                              2,250,892
          66,222    Sprint Nextel Corporation                                                               1,258,218
          42,300    Verizon Communications, Inc.                                                            1,873,044
---------------------------------------------------------------------------------------------------------------------
                                                                                                            5,382,154
---------------------------------------------------------------------------------------------------------------------
                    Utilities--.9%
          58,300    Duke Energy Corporation                                                                 1,089,627
          10,300    FPL Group, Inc.                                                                           627,064
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,716,691
---------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $114,665,195)                                                          181,973,423
---------------------------------------------------------------------------------------------------------------------
                    SHORT-TERM CORPORATE NOTES--.9%
          $1,600M   New Jersey Natural Gas Co,. 4.75%, 10/9/07 (cost $1,597,888)                            1,597,888
---------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $116,263,083)                                          100.0%            183,571,311
Excess of Liabilities Over Other Assets                                                    --                 (30,030)
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%           $183,541,281
=====================================================================================================================


* Non-income producing

  Summary of Abbreviations:
    ADR  American Depositary Receipts

  At September 30, 2007, the cost of investments for federal income tax purposes was $119,532,731. Accumulated net unrealized appreciation on investments was $64,038,580, consisting of $67,124,288 gross unrealized appreciation and $3,085,708 gross unrealized depreciation.


Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
September 30, 2007

---------------------------------------------------------------------------------------------------------------------

       Principal                                                                      Interest
          Amount    Security                                                              Rate*                 Value
---------------------------------------------------------------------------------------------------------------------
                    CORPORATE NOTES--44.7%
            $330M   Abbott Laboratories, 10/16/07 +                                       5.21%              $329,280
             285M   Archer-Daniels-Midland Co., 10/30/07 +                                5.00                283,850
             300M   Brown-Forman Beverages, Europe, Ltd., 12/10/07 +                      5.27                296,915
             300M   Coca Cola Co., 10/11/07 +                                             5.22                299,561
             290M   General Electric Capital Corp., 10/30/07                              5.25                288,764
             300M   Hershey Foods Corp., 10/25/07 +                                       4.77                299,045
             270M   IBM International Group Capital, LLC, 11/19/07 +                      4.72                268,265
             270M   McGraw-Hill Cos., Inc., 10/3/07 +                                     5.24                269,921
             250M   PepsiCo, Inc., 10/26/07 +                                             4.73                249,178
             300M   Procter & Gamble International Funding, SCA, 12/6/07 +                5.20                297,130
             300M   Toyota Motor Credit Corp., 11/7/07                                    5.26                298,366
             300M   Wal-Mart Stores, Inc., 10/10/07 +                                     5.22                299,605
---------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $3,479,880)                                                            3,479,880
---------------------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT AGENCY OBLIGATIONS--30.3%
             125M   Federal Farm Credit Bank, 12/3/07                                     5.36                124,458
                    Federal Home Loan Bank:
             100M       10/10/07                                                          5.35                100,020
             300M       10/19/07                                                          5.00                299,245
             250M       12/17/07                                                          5.32                249,787
             180M       1/23/08                                                           5.31                179,973
             200M       1/28/08                                                           5.23                199,199
             250M       3/19/08                                                           5.16                250,069
             265M       7/2/08                                                            5.22                265,000
             150M       8/15/08                                                           5.38                150,000
             300M       8/20/08                                                           5.38                300,000
             247M   Freddie Mac, 10/16/07                                                 5.13                246,468
---------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $2,364,219)                                         2,364,219
---------------------------------------------------------------------------------------------------------------------
                    FLOATING RATE NOTES--12.8%
             100M   Advanced Packaging Corp., 10/1/36 (LOC; Fifth Third Bank)             5.17                100,000
             250M   Bank of New York, 11/19/07                                            5.46                249,996
             100M   Genesys Medsports, LLC, 1/1/27 (LOC; Fifth Third Bank)                5.17                100,000
             250M   US Bank, NA, 2/8/08                                                   5.76                249,881
             300M   Wachovia Bank, NA, 11/30/07                                           5.12                300,020
---------------------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $999,897)                                                            999,897
---------------------------------------------------------------------------------------------------------------------
                    BANKERS' ACCEPTANCES--6.8%
             262M   Bank of America, NA, 11/20/07                                         5.17                260,102
             269M   JPMorgan Chase & Co., 11/13/07                                        5.22                267,309
---------------------------------------------------------------------------------------------------------------------
Total Value of Bankers' Acceptances (cost $527,411)                                                           527,411
---------------------------------------------------------------------------------------------------------------------
                    CERTIFICATES OF DEPOSIT--3.8%
             300M   Citibank, NA, 11/16/07 (cost $300,000)                                5.48                300,000
---------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $7,671,407)**                                   98.4%                      7,671,407
Other Assets, Less Liabilities                                                    1.6                         125,447
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                      100.0%                     $7,796,854
=====================================================================================================================


 * The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically; the rates shown are the rates in effect at September 30, 2007.

** Aggregate cost for federal income tax purposes is the same.

 + Security exempt from registration under Secton 4(2) of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2007, the Fund held ten Section 4(2) securities with an aggregate value of $2,892,750 representing 37.1% of the Fund's net assets.


Portfolio of Investments (unaudited)
DISCOVERY FUND
September 30, 2007

---------------------------------------------------------------------------------------------------------------------
          Shares
              or
       Principal
          Amount    Security                                                                                    Value
---------------------------------------------------------------------------------------------------------------------
                    COMMON STOCKS--96.4%
                    Consumer Discretionary--10.4%
         101,200    Foot Locker, Inc.                                                                      $1,551,396
         120,900    Interactive Data Corporation                                                            3,409,380
         110,300    Jackson Hewitt Tax Service, Inc.                                                        3,083,988
         158,200  * Rent-A-Center, Inc.                                                                     2,868,166
         111,100    Tempur-Pedic International, Inc.                                                        3,971,825
         417,800  * Visteon Corporation                                                                     2,151,670
---------------------------------------------------------------------------------------------------------------------
                                                                                                           17,036,425
---------------------------------------------------------------------------------------------------------------------
                    Consumer Staples--5.5%
          72,175    Church & Dwight Company, Inc.                                                           3,395,112
         142,200    Flowers Foods, Inc.                                                                     3,099,960
          69,200    Hormel Foods Corporation                                                                2,475,976
---------------------------------------------------------------------------------------------------------------------
                                                                                                            8,971,048
---------------------------------------------------------------------------------------------------------------------
                    Energy--5.5%
          80,700  * Denbury Resources, Inc.                                                                 3,606,483
          58,700  * Plains Exploration & Production Company                                                 2,595,714
          63,000  * Whiting Petroleum Corporation                                                           2,800,350
---------------------------------------------------------------------------------------------------------------------
                                                                                                            9,002,547
---------------------------------------------------------------------------------------------------------------------
                    Financials--11.8%
           8,262  * Alleghany Corporation                                                                   3,354,372
          90,700    Arthur J. Gallagher & Company                                                           2,627,579
         134,300    FirstMerit Corporation                                                                  2,653,768
          72,600    Harleysville Group, Inc.                                                                2,321,748
          57,300    Midland Company                                                                         3,149,208
         196,600    Phoenix Companies, Inc.                                                                 2,774,026
          61,500    Wilmington Trust Corporation                                                            2,392,350
---------------------------------------------------------------------------------------------------------------------
                                                                                                           19,273,051
---------------------------------------------------------------------------------------------------------------------
                    Health Care--8.1%
          44,500    Hillenbrand Industries, Inc.                                                            2,448,390
          37,200  * Invitrogen Corporation                                                                  3,040,356
          76,200  * Lincare Holdings, Inc.                                                                  2,792,730
          52,300  * Magellan Health Services, Inc.                                                          2,122,334
          22,000    STERIS Corporation                                                                        601,260
          52,800    West Pharmaceutical Services, Inc.                                                      2,199,648
---------------------------------------------------------------------------------------------------------------------
                                                                                                           13,204,718
---------------------------------------------------------------------------------------------------------------------
                    Industrials--23.7%
          49,100    Alexander & Baldwin, Inc.                                                               2,461,383
           7,500  * Alliant Techsystems, Inc.                                                                 819,750
          71,300    Carlisle Companies, Inc.                                                                3,465,180
          90,500    CLARCOR, Inc.                                                                           3,096,005
          68,300    Curtiss-Wright Corporation                                                              3,244,250
          71,200    Deluxe Corporation                                                                      2,623,008
          55,700    HNI Corporation                                                                         2,005,200
          72,200  * Kansas City Southern, Inc.                                                              2,322,674
         136,400  * Labor Ready, Inc.                                                                       2,524,764
         172,900    Mueller Water Products, Inc. - Class "B"                                                1,901,900
          20,700  * NCI Building Systems, Inc.                                                                894,447
          90,300    Pentair, Inc.                                                                           2,996,154
          60,900    Robbins & Myers, Inc.                                                                   3,488,961
          45,500    United Industrial Corporation                                                           3,424,330
          56,800    Woodward Governor Company                                                               3,544,320
---------------------------------------------------------------------------------------------------------------------
                                                                                                           38,812,326
---------------------------------------------------------------------------------------------------------------------
                    Information Technology--14.1%
          68,400  * Avnet, Inc.                                                                             2,726,424
         166,900    AVX Corporation                                                                         2,687,090
          36,800  * Cabot Microelectronics Corporation                                                      1,573,200
         114,200  * Checkpoint Systems, Inc.                                                                3,013,738
         118,100  * Convergys Corporation                                                                   2,050,216
         122,100  * Epicor Software Corporation                                                             1,681,317
         104,700    MoneyGram International, Inc.                                                           2,365,173
          49,900  * Rogers Corporation                                                                      2,055,381
         173,400  * Tyler Technologies, Inc.                                                                2,314,890
          48,775  * Varian Semiconductor Equipment Associates, Inc.                                         2,610,438
---------------------------------------------------------------------------------------------------------------------
                                                                                                           23,077,867
---------------------------------------------------------------------------------------------------------------------
                    Materials--7.1%
          85,800    AptarGroup, Inc.                                                                        3,249,246
          42,900    Commercial Metals Company                                                               1,357,785
          56,200    Eagle Materials, Inc.                                                                   2,008,588
          62,300    Neenah Paper, Inc.                                                                      2,061,507
          36,000  * RTI International Metals, Inc.                                                          2,853,360
---------------------------------------------------------------------------------------------------------------------
                                                                                                           11,530,486
---------------------------------------------------------------------------------------------------------------------
                    Telecommunication Services--3.7%
         214,700  * Premiere Global Services, Inc.                                                          2,715,955
          52,775    Telephone & Data Systems, Inc. - Special Shares                                         3,272,050
---------------------------------------------------------------------------------------------------------------------
                                                                                                            5,988,005
---------------------------------------------------------------------------------------------------------------------
                    Utilities--6.5%
         140,500    CMS Energy Corporation                                                                  2,363,210
         329,700  * Dynegy, Inc. - Class "A"                                                                3,046,428
          94,000    Energy East Corporation                                                                 2,542,700
          98,000    Portland General Electric Company                                                       2,724,400
---------------------------------------------------------------------------------------------------------------------
                                                                                                           10,676,738
---------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $130,939,283)                                                          157,573,211
---------------------------------------------------------------------------------------------------------------------
                    SHORT-TERM CORPORATE NOTES--4.3%
          $7,100M   UBS Finance Delaware, LLC, 4.6%, 10/1/07 (cost $7,098,185)                              7,098,185
---------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $138,037,468)                                           100.7%           164,671,396
Excess of Liabilites Over Other Assets                                                     (.7)            (1,158,704)
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%          $163,512,692
=====================================================================================================================


* Non-income producing

  At September 30, 2007, the cost of investments for federal income tax purposes was $138,261,584. Accumulated net unrealized appreciation on investments was $26,409,812, consisting of $31,842,577 gross unrealized appreciation and $5,432,765 gross unrealized depreciation.


Portfolio of Investments (unaudited)
GOVERNMENT FUND
September 30, 2007

---------------------------------------------------------------------------------------------------------------------

      Principal
         Amount     Security                                                                                   Value
---------------------------------------------------------------------------------------------------------------------
                    MORTGAGE-BACKED CERTIFICATES--76.4%
                    Fannie Mae--15.5%
            $611M   5%, 1/1/2035 - 7/1/2035                                                                  $583,846
           1,040M   5.5%, 10/1/2032 - 7/1/2034                                                              1,021,320
             476M   6%, 2/1/2036                                                                              476,759
             119M   7%, 5/1/2031                                                                              124,792
             518M   9%, 6/1/2015 - 11/1/2026                                                                  562,977
             330M   11%, 10/1/2015                                                                            378,159
---------------------------------------------------------------------------------------------------------------------
                                                                                                            3,147,853
---------------------------------------------------------------------------------------------------------------------
                    Freddie Mac--8.5%
           1,393M   6%, 8/1/2032 - 10/1/2035                                                                1,397,159
             306M   6.5%, 7/1/2032 - 12/1/2032                                                                313,503
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,710,662
---------------------------------------------------------------------------------------------------------------------
                    Government National Mortgage Association I Program--52.4%
           2,128M   5%, 3/15/2033 - 5/15/2034                                                               2,062,223
           3,498M   5.5%, 2/15/2033 - 5/15/2037                                                             3,452,429
           2,789M   6%, 11/15/2032 - 7/15/2037                                                              2,811,007
             963M   6.5%, 7/15/2032 - 8/15/2036                                                               989,276
           1,072M   7%, 1/15/2030 - 10/15/2032                                                              1,131,654
             127M   10%, 5/15/2019 - 8/15/2019                                                                147,410
---------------------------------------------------------------------------------------------------------------------
                                                                                                           10,593,999
---------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $15,645,075)                                             15,452,514
---------------------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT AGENCY OBLIGATIONS--9.9%
           1,000M   Federal Farm Credit Bank, 5.5%, 2015                                                      997,114
           1,000M   Federal Home Loan Bank, 5%, 2012                                                          999,002
---------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $1,982,984)                                         1,996,116
---------------------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT OBLIGATIONS--8.3%
             848M   FDA Queens LP, 6.99%, 2017 +                                                              926,127
             750M   U.S. Treasury Notes, 4.125%, 2012                                                         747,188
---------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $1,711,814)                                                1,673,315
---------------------------------------------------------------------------------------------------------------------
                    SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--4.2%
                    U.S. Treasury Bills:
             500M   3.06%, 10/11/07                                                                           499,490
             350M   3.14%, 10/18/07                                                                           349,420
---------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Obligations (cost $848,910)                                         848,910
---------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $20,188,783)                                             98.8%            19,970,855
Other Assets, Less Liabilities                                                             1.2                249,244
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%           $20,220,099
=====================================================================================================================


+ Security exempt from registration under Rule 144A of Securities Act of 1933.
  Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2007, the Fund held one 144A security with a value of $926,127 representing 4.6% of the Fund's net assets.

  At September 30, 2007, the cost of investments for federal income tax purposes was $20,188,783. Accumulated net unrealized depreciation on investments was $217,928, consisting of $71,167 gross unrealized appreciation and $289,095 gross unrealized depreciation.


Portfolio of Investments (unaudited)
GROWTH & INCOME  FUND
September 30, 2007

---------------------------------------------------------------------------------------------------------------------


         Shares     Security                                                                                   Value
---------------------------------------------------------------------------------------------------------------------
                    COMMON STOCKS--100.0%
                    Consumer Discretionary--16.8%
          99,700    bebe stores, inc.                                                                      $1,458,611
          74,700    Brown Shoe Company, Inc.                                                                1,449,180
          55,800  * Carter's, Inc.                                                                          1,113,210
          65,000    CBS Corporation - Class "B"                                                             2,047,500
          73,200  * CEC Entertainment, Inc.                                                                 1,966,884
          48,600    Cinemark Holdings, Inc.                                                                   902,016
          59,600    Clear Channel Communications, Inc.                                                      2,231,424
          33,700  * Eddie Bauer Holdings, Inc.                                                                289,820
         104,300    Foot Locker, Inc.                                                                       1,598,919
          64,300    H&R Block, Inc.                                                                         1,361,874
          78,500    Home Depot, Inc.                                                                        2,546,540
          18,100    J.C. Penney Company, Inc.                                                               1,146,997
          48,900    Journal Register Company                                                                  117,360
          38,600    Kenneth Cole Productions, Inc. - Class "A"                                                747,682
          52,000    Leggett & Platt, Inc.                                                                     996,320
          65,800  * Lincoln Educational Services Corporation                                                  858,032
          69,400    McDonald's Corporation                                                                  3,780,218
         140,800  * Morgans Hotel Group Company                                                             3,062,400
          74,800    Movado Group, Inc.                                                                      2,387,616
          80,900    Newell Rubbermaid, Inc.                                                                 2,331,538
          27,900    Orient-Express Hotels, Ltd.                                                             1,430,433
           8,200    Polo Ralph Lauren Corporation - Class "A"                                                 637,550
          93,000  * Quiksilver, Inc.                                                                        1,329,900
          79,700    Ruby Tuesday, Inc.                                                                      1,461,698
          22,400    Sherwin-Williams Company                                                                1,471,903
          34,100  * Skechers U.S.A., Inc.                                                                     753,610
          65,500    Staples, Inc.                                                                           1,407,595
          32,800  * Steiner Leisure Ltd.                                                                    1,423,520
          36,950  * Viacom, Inc. - Class "B"                                                                1,439,942
          99,000    Westwood One, Inc.                                                                        272,250
          72,900    Wyndham Worldwide Corporation                                                           2,388,204
---------------------------------------------------------------------------------------------------------------------
                                                                                                           46,410,746
---------------------------------------------------------------------------------------------------------------------
                    Consumer Staples--7.4%
          53,100    Altria Group, Inc.                                                                      3,692,043
          44,200    Avon Products, Inc.                                                                     1,658,826
          20,700  * Chattem, Inc.                                                                           1,459,764
          25,000    Coca-Cola Company                                                                       1,436,750
          73,100    CVS Corporation                                                                         2,896,953
          36,746    Kraft Foods, Inc. - Class "A"                                                           1,268,104
         153,900    Nu Skin Enterprises, Inc. - Class "A"                                                   2,487,024
          16,500    PepsiCo, Inc.                                                                           1,208,790
          25,400    Procter & Gamble Company                                                                1,786,636
           3,475    Tootsie Roll Industries, Inc.                                                              92,192
          49,200    Wal-Mart Stores, Inc.                                                                   2,147,580
          11,400    WD-40 Company                                                                             389,196
---------------------------------------------------------------------------------------------------------------------
                                                                                                           20,523,858
---------------------------------------------------------------------------------------------------------------------
                    Energy--8.9%
          80,400  * Cal Dive International, Inc.                                                            1,206,000
          17,400    Chesapeake Energy Corporation                                                             613,524
          29,000    ConocoPhillips                                                                          2,545,330
          39,700    ExxonMobil Corporation                                                                  3,674,632
          54,000    Noble Corporation                                                                       2,648,700
          25,500  * North American Energy Partners, Inc.                                                      440,130
          42,800    Sasol, Ltd. (ADR)                                                                       1,839,972
          20,000    Schlumberger, Ltd.                                                                      2,100,000
          46,400    Suncor Energy, Inc.                                                                     4,399,184
          23,500  * Swift Energy Company                                                                      961,620
          24,700    World Fuel Services Corporation                                                         1,008,007
          50,000    XTO Energy, Inc.                                                                        3,092,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           24,529,099
---------------------------------------------------------------------------------------------------------------------
                    Financials--14.7%
          17,500    American Express Company                                                                1,038,975
          35,774    American International Group, Inc.                                                      2,420,111
          43,100    Astoria Financial Corporation                                                           1,143,443
          49,000    Bank of America Corporation                                                             2,463,230
          50,500    Brookline Bancorp, Inc.                                                                   585,295
          21,900    Capital One Financial Corporation                                                       1,454,817
          44,000    Citigroup, Inc.                                                                         2,053,480
          67,400    Colonial BancGroup, Inc.                                                                1,457,188
          32,400  * Discover Financial Services                                                               673,920
          73,500  * First Mercury Financial Corporation                                                     1,580,985
          16,400    Hartford Financial Services Group, Inc.                                                 1,517,820
          60,000    JPMorgan Chase & Company                                                                2,749,200
          21,500    Lehman Brothers Holdings, Inc.                                                          1,327,195
          22,300    Merrill Lynch & Company, Inc.                                                           1,589,544
          24,800    Morgan Stanley                                                                          1,562,400
          89,800    NewAlliance Bancshares, Inc.                                                            1,318,264
          43,300    South Financial Group, Inc.                                                               984,642
          71,800    Sovereign Bancorp, Inc.                                                                 1,223,472
          81,500    Sunstone Hotel Investors, Inc. (REIT)                                                   2,089,660
          24,600    SunTrust Banks, Inc.                                                                    1,861,482
          65,000    U.S. Bancorp                                                                            2,114,450
          65,400    U.S.B. Holding Company, Inc.                                                            1,519,242
          34,000    Wachovia Corporation                                                                    1,705,100
          42,500    Washington Mutual, Inc.                                                                 1,500,675
          19,900    Webster Financial Corporation                                                             838,188
          46,400    Wells Fargo & Company                                                                   1,652,768
---------------------------------------------------------------------------------------------------------------------
                                                                                                           40,425,546
---------------------------------------------------------------------------------------------------------------------
                    Health Care--9.2%
          53,900    Abbott Laboratories                                                                     2,890,118
          39,300  * Amgen, Inc.                                                                             2,223,201
           7,600    Baxter International, Inc.                                                                427,728
          16,425  * Covidien, Ltd.                                                                            681,638
          57,700    Johnson & Johnson                                                                       3,790,890
          16,800  * Laboratory Corporation of America Holdings                                              1,314,264
          24,300    Medtronic, Inc.                                                                         1,370,763
          27,000    Merck & Company, Inc.                                                                   1,395,630
         141,500    Pfizer, Inc.                                                                            3,456,845
          47,000    Sanofi-Aventis (ADR)                                                                    1,993,740
          42,400  * St. Jude Medical, Inc.                                                                  1,868,568
          29,500  * TriZetto Group, Inc.                                                                      516,545
          18,500    UnitedHealth Group, Inc.                                                                  895,955
          57,500    Wyeth                                                                                   2,561,625
---------------------------------------------------------------------------------------------------------------------
                                                                                                           25,387,510
---------------------------------------------------------------------------------------------------------------------
                    Industrials--19.8%
          50,700    3M Company                                                                              4,744,506
          32,400  * AAR Corporation                                                                           983,016
          28,500    Alexander & Baldwin, Inc.                                                               1,428,705
         117,400  * Altra Holdings, Inc.                                                                    1,957,058
          40,100  * Armstrong World Industries, Inc.                                                        1,627,659
          16,100    Avery Dennison Corporation                                                                918,022
          76,700    Barnes Group, Inc.                                                                      2,448,264
          32,100  * BE Aerospace, Inc.                                                                      1,333,113
          27,000    Burlington Northern Santa Fe Corporation                                                2,191,590
          33,100    Caterpillar, Inc.                                                                       2,596,033
          46,000  * Gardner Denver, Inc.                                                                    1,794,000
         115,000    General Electric Company                                                                4,761,000
          13,700  * Genlyte Group, Inc.                                                                       880,362
          49,100    Harsco Corporation                                                                      2,910,157
          40,000    Honeywell International, Inc.                                                           2,378,800
          11,819    Hubbell, Inc. - Class "B"                                                                 675,101
          40,500    Illinois Tool Works, Inc.                                                               2,415,420
          91,500    Knoll, Inc.                                                                             1,623,210
          20,700    Lockheed Martin Corporation                                                             2,245,743
          31,400  * Mobile Mini, Inc.                                                                         758,624
          17,200  * Navigant Consulting, Inc.                                                                 217,752
          30,300    Northrop Grumman Corporation                                                            2,363,400
          50,900  * PGT, Inc.                                                                                 403,637
          20,400    Precision Castparts Corporation                                                         3,018,792
          16,900    Steelcase, Inc. - Class "A"                                                               303,862
          93,300    TAL International Group, Inc.                                                           2,339,031
          16,425    Tyco International, Ltd.                                                                  728,285
          55,400    United Technologies Corporation                                                         4,458,592
---------------------------------------------------------------------------------------------------------------------
                                                                                                           54,503,734
---------------------------------------------------------------------------------------------------------------------
                    Information Technology--15.8%
          10,000  * CACI International, Inc. - Class "A"                                                      510,900
         133,800  * Cisco Systems, Inc.                                                                     4,430,118
          30,000    Corning, Inc.                                                                             739,500
          48,386  * Electronics for Imaging, Inc.                                                           1,299,648
         121,100  * EMC Corporation                                                                         2,518,880
          85,000  * Entrust, Inc.                                                                             181,050
          43,700    Harris Corporation                                                                      2,525,423
          55,600    Hewlett-Packard Company                                                                 2,768,324
          61,900    Intel Corporation                                                                       1,600,734
          39,000    International Business Machines Corporation                                             4,594,200
         128,100    Microsoft Corporation                                                                   3,773,826
          92,700    Motorola, Inc.                                                                          1,717,731
          63,100  * NCI, Inc. - Class "A"                                                                   1,193,852
          25,000    Nokia Corporation - Class "A" (ADR)                                                       948,250
         113,386  * Parametric Technology Corporation                                                       1,975,184
          45,500    QUALCOMM, Inc.                                                                          1,922,830
         196,300  * Silicon Image, Inc.                                                                     1,010,945
          95,400  * Smart Modular Technologies (WWH), Inc.                                                    682,110
          67,900  * Symantec Corporation                                                                    1,315,902
         130,000  * TIBCO Software, Inc.                                                                      960,700
          16,425    Tyco Electronics, Ltd.                                                                    581,938
          16,200  * ValueClick, Inc.                                                                          363,852
          45,000  * Varian Semiconductor Equipment Associates, Inc.                                         2,408,400
          40,200    Western Union Company                                                                     842,994
          27,000  * Wright Express Corporation                                                                985,230
          64,300    Xilinx, Inc.                                                                            1,680,802
---------------------------------------------------------------------------------------------------------------------
                                                                                                           43,533,323
---------------------------------------------------------------------------------------------------------------------
                    Materials--6.2%
           9,100    Ashland, Inc.                                                                             547,911
          64,700    Celanese Corporation - Series "A"                                                       2,522,006
          21,200    Dow Chemical Company                                                                      912,872
          26,500    Freeport-McMoRan Copper & Gold, Inc. - Class "B"                                        2,779,585
          42,200    Lubrizol Corporation                                                                    2,745,532
          18,100    PPG Industries, Inc.                                                                    1,367,455
          21,600    Praxair, Inc.                                                                           1,809,216
          65,000    RPM International, Inc.                                                                 1,556,750
          16,700    Scotts Miracle-Gro Company - Class "A"                                                    713,925
          38,200    Temple-Inland, Inc.                                                                     2,010,466
---------------------------------------------------------------------------------------------------------------------
                                                                                                           16,965,718
---------------------------------------------------------------------------------------------------------------------
                    Telecommunication Services--.9%
          56,400    AT&T, Inc.                                                                              2,386,284
---------------------------------------------------------------------------------------------------------------------
                    Utilities--.3%
          25,000    Atmos Energy Corporation                                                                  708,000
---------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $232,296,696)                                          100.0%          275,373,818
Other Assets, Less Liabilities                                                               --                11,442
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%         $275,385,260
=====================================================================================================================


* Non-income producing

  Summary of Abbreviations:
	 ADR   American Depositary Receipts
	 REIT  Real Estate Investment Trust

  At September 30, 2007, the cost of investments for federal income tax purposes was $232,635,417. Accumulated net unrealized appreciation on investments was $42,738,401, consisting of $57,009,484 gross unrealized appreciation and $14,271,083 gross unrealized depreciation.


Portfolio of Investments (unaudited)
HIGH YIELD FUND
September 30, 2007

---------------------------------------------------------------------------------------------------------------------
      Principal
         Amount
             or
         Shares     Security                                                                                    Value
---------------------------------------------------------------------------------------------------------------------
                    CORPORATE BONDS--87.6%
                    Aerospace/Defense--3.3%
            $550M   Alliant Techsystems, Inc., 6.75%, 2016                                                   $545,875
             600M   DRS Technologies, Inc., 6.875%, 2013                                                      603,000
             374M   DynCorp International, LLC, 9.5%, 2013                                                    388,960
             190M   GenCorp, Inc., 9.5%, 2013                                                                 199,025
             500M   L-3 Communications Corp., 7.625%, 2012                                                    513,750
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,250,610
---------------------------------------------------------------------------------------------------------------------
                    Automotive--6.4%
             200M   Accuride Corp., 8.5%, 2015                                                                193,000
                    Asbury Automotive Group, Inc.:
             600M       8%, 2014                                                                              582,000
             175M       7.625%, 2017 +                                                                        161,875
             800M   Avis Budget Car Rental, LLC, 7.75%, 2016                                                  788,000
             750M   Cooper Standard Automotive, Inc., 8.375%, 2014                                            656,250
             750M   Tenneco Automotive, Inc., 8.625%, 2014                                                    759,375
             800M   United Auto Group, Inc., 7.75%, 2016                                                      770,000
             400M   United Components, Inc., 9.375%, 2013                                                     408,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            4,318,500
---------------------------------------------------------------------------------------------------------------------
                    Chemicals--6.0%
             350M   Equistar Chemicals LP, 10.625%, 2011                                                      367,500
              50M   Huntsman International, LLC, 7.375%, 2015                                                  52,500
                    Huntsman, LLC:
             183M       11.625%, 2010                                                                         194,438
             319M       11.5%, 2012                                                                           348,508
             700M   Innophos, Inc., 8.875%, 2014                                                              696,500
             600M   Nell AF S.a.r.l., 8.375%, 2015 +                                                          550,500
             550M   Newmarket Corp., 7.125%, 2016                                                             536,250
             500M   Terra Capital, Inc., 7%, 2017                                                             490,000
             450M   Tronox Worldwide, LLC, 9.5%, 2012                                                         451,125
             350M   Westlake Chemical Corp., 6.625%, 2016                                                     334,250
---------------------------------------------------------------------------------------------------------------------
                                                                                                            4,021,571
---------------------------------------------------------------------------------------------------------------------
                    Consumer Non-Durables--1.8%
             200M   Broder Brothers Co., 11.25%, 2010                                                         175,000
             500M   GFSI, Inc., 11.5%, 2011 + ***                                                             522,500
             400M   Levi Strauss & Co., 9.75%, 2015                                                           422,000
             100M   Remington Arms Co., 10.5%, 2011                                                            99,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,218,500
---------------------------------------------------------------------------------------------------------------------
                    Energy--11.2%
             600M   Basic Energy Services, Inc., 7.125%, 2016                                                 586,500
             400M   Calfrac Holdings, 7.75%, 2015 +                                                           387,000
                    Chesapeake Energy Corp.:
             200M       7.5%, 2014                                                                            206,000
           1,000M       6.625%, 2016                                                                        1,000,000
             400M   Cimarex Energy Co., 7.125%, 2017                                                          399,000
             500M   Compagnie Generale de Geophysique, 7.5%, 2015                                             517,500
             500M   Complete Production Services, Inc., 8%, 2016                                              496,875
           1,000M   Delta Petroleum Corp., 7%, 2015                                                           855,000
             150M   Hilcorp Energy I, LP, 9%, 2016 +                                                          153,750
             400M   Pacific Energy Partners LP, 7.125%, 2014                                                  410,574
                    Petroplus Finance, Ltd.:
             100M       6.75%, 2014 +                                                                          96,500
             450M       7%, 2017 +                                                                            429,750
                    POGO Producing Co.:
              50M       7.875%, 2013                                                                           52,000
             750M       6.875%, 2017                                                                          757,500
             400M   Stallion Oilfield Services, Ltd., 9.75%, 2015 +                                           389,500
             300M   Stewart & Stevenson, LLC, 10%, 2014                                                       306,000
             100M   Stone Energy Corp., 6.75%, 2014                                                            93,000
             400M   Tesoro Corp., 6.25%, 2012                                                                 403,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            7,539,449
---------------------------------------------------------------------------------------------------------------------
                    Financial Services--2.3%
           1,560M   Targeted Return Index Securities Trust, 7.548%, 2016 +                                  1,532,291
---------------------------------------------------------------------------------------------------------------------
                    Financials--.7%
             500M   General Motors Acceptance Corp., 6.75%, 2014                                              453,810
---------------------------------------------------------------------------------------------------------------------
                    Food/Beverage/Tobacco--2.5%
           1,000M   Constellation Brands, Inc., 7.25%, 2016                                                 1,005,000
                    Land O'Lakes, Inc.:
             200M       9%, 2010                                                                              208,000
              33M       8.75%, 2011                                                                            34,031
             200M   Pierre Foods, Inc., 9.875%, 2012                                                          185,000
             250M   Southern States Cooperative, Inc., 10.5%, 2010 +                                          258,750
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,690,781
---------------------------------------------------------------------------------------------------------------------
                    Food/Drug--1.1%
             750M   Ingles Markets, Inc., 8.875%, 2011                                                        768,750
---------------------------------------------------------------------------------------------------------------------
                    Forest Products/Containers--1.8%
             250M   Jefferson Smurfit Corp., 8.25%, 2012                                                      251,875
             250M   Packaging Dynamics Finance Corp., 10%, 2016 +                                             252,500
             370M   Tekni-Plex, Inc., 8.75%, 2013                                                             335,775
             375M   Verso Paper Holdings,  LLC, 9.106%, 2014 ***                                              378,750
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,218,900
---------------------------------------------------------------------------------------------------------------------
                    Gaming/Leisure--7.2%
             500M   Circus & Eldorado/Silver Legacy, 10.125%, 2012                                            523,750
             250M   Herbst Gaming, Inc., 8.125%, 2012                                                         225,312
             500M   Isle of Capri Casinos, Inc., 7%, 2014                                                     450,000
             600M   Mandalay Resort Group, 6.375%, 2011                                                       603,000
             800M   MGM Mirage, Inc., 6.625%, 2015                                                            763,000
             500M   Park Place Entertainment Corp., 7%, 2013                                                  521,847
             200M   Pinnacle Entertainment, Inc., 7.5%, 2015 +                                                190,250
           1,000M   Speedway Motorsports, Inc., 6.75%, 2013                                                   990,000
             500M   Station Casinos, Inc., 6.875%, 2016                                                       437,500
             200M   Wimar Opco, LLC, (Tropicana Entertainment), 9.625%, 2014 +                                156,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            4,860,659
---------------------------------------------------------------------------------------------------------------------
                    Health Care--6.8%
             260M   Alliance Imaging, Inc., 7.25%, 2012                                                       250,250
             500M   Cooper Companies, Inc., 7.125%, 2015                                                      495,000
             500M   DaVita, Inc., 7.25%, 2015                                                                 503,750
             400M   Fisher Scientific International, Inc., 6.125%, 2015                                       393,300
             600M   Genesis Health Ventures, Inc., 9.75%, 2008 ++ **                                              375
                    HCA, Inc.:
             500M       6.95%, 2012                                                                           467,500
             200M       6.75%, 2013                                                                           180,500
             140M   MedQuest, Inc., 11.875%, 2012                                                             141,400
           1,000M   Omnicare, Inc., 6.875%, 2015                                                              930,000
             343M   Res-Care, Inc., 7.75%, 2013                                                               341,285
                    Tenet Healthcare Corp.:
             600M       6.375%, 2011                                                                          528,000
             250M       9.25%, 2015                                                                           221,875
             100M   Universal Hospital Services, Inc., 8.759%, 2015 + ***                                     100,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            4,553,235
---------------------------------------------------------------------------------------------------------------------
                    Housing--3.5%
             500M   Beazer Homes USA, Inc., 6.875%, 2015                                                      372,500
             700M   Builders FirstSource, Inc., 9.808%, 2012 ***                                              677,250
             100M   NTK Holdings, Inc., 0% - 10.75%, 2014 #                                                    62,000
             500M   Ply Gem Industries, Inc., 9%, 2012                                                        407,500
             400M   Realogy Corp., 12.375%, 2015 +                                                            303,000
                    William Lyon Homes, Inc.:
             500M       7.625%, 2012                                                                          342,500
             300M       10.75%, 2013                                                                          223,500
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,388,250
---------------------------------------------------------------------------------------------------------------------
                    Information Technology--4.0%
             850M   Belden CDT, Inc., 7%, 2017 +                                                              845,750
             350M   Exodus Communications, Inc., 10.75%, 2009 ++ **                                               219
                    Freescale Semiconductor, Inc.:
             600M       9.125%, 2014                                                                          558,000
             100M       10.125%, 2016                                                                          93,500
           1,000M   Iron Mountain, Inc., 8.25%, 2011                                                          995,000
                    Sanmina - SCI Corp.:
             100M       8.444%, 2014 + ***                                                                     96,000
             150M       8.125%, 2016                                                                          130,500
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,718,969
---------------------------------------------------------------------------------------------------------------------
                    Investment/Finance Companies--1.0%
             700M   LaBranche & Co., Inc., 11%, 2012                                                          705,250
---------------------------------------------------------------------------------------------------------------------
                    Manufacturing--.3%
             200M   Case New Holland, Inc., 7.125%, 2014                                                      206,000
---------------------------------------------------------------------------------------------------------------------
                    Media-Broadcasting--4.0%
           1,250M   Block Communications, Inc., 8.25%, 2015 +                                               1,250,000
             500M   LBI Media, Inc., 8.5%, 2017 +                                                             500,000
              50M   Nexstar Finance, Inc., 7%, 2014                                                            48,250
             159M   Sinclair Broadcasting Group, Inc., 8%, 2012                                               162,939
                    Young Broadcasting, Inc.:
             340M       10%, 2011                                                                             315,350
             500M       8.75%, 2014                                                                           425,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,701,539
---------------------------------------------------------------------------------------------------------------------
                    Media-Cable TV--8.1%
             900M   Adelphia Communications Escrow Bond, 10.25%, 2011 ++                                      157,500
             715M   Atlantic Broadband Finance, LLC, 9.375%, 2014                                             700,700
             400M   Cablevision Systems Corp., 8%, 2012                                                       390,000
                    Charter Communications Holdings, LLC:
           1,500M       10%, 2009                                                                           1,503,750
             250M       0% -  11.75%, 2011 #                                                                  240,937
             250M   CSC Holdings, Inc., 8.125%, 2009                                                          255,000
           1,000M   Echostar DBS Corp., 6.375%, 2011                                                        1,007,500
           1,000M   Mediacom LLC/Mediacom Capital Corp., 7.875%, 2011                                         987,500
             200M   Quebecor Media, Inc., 7.75%, 2016 +                                                       191,750
---------------------------------------------------------------------------------------------------------------------
                                                                                                            5,434,637
---------------------------------------------------------------------------------------------------------------------
                    Media-Diversified--3.7%
             500M   Cenveo, Inc., 7.875%, 2013                                                                457,500
             100M   Deluxe Corp., 7.375%, 2015                                                                 99,250
             600M   Idearc, Inc., 8%, 2016                                                                    601,500
                    MediaNews Group, Inc.:
             300M       6.875%, 2013                                                                          229,500
             350M       6.375%, 2014                                                                          260,750
              20M   R.H. Donnelley Inc., 10.875%, 2012 +                                                       20,816
                    Six Flags, Inc.:
             350M       8.875%, 2010                                                                          317,625
             150M       9.625%, 2014                                                                          124,687
             400M   Universal City Development Partners, Ltd., 11.75%, 2010                                   419,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,530,628
---------------------------------------------------------------------------------------------------------------------
                    Metals/Mining--1.0%
             200M   Metals USA, Inc., 11.125%, 2015                                                           214,000
             500M   Russell Metals, Inc., 6.375%, 2014                                                        471,250
---------------------------------------------------------------------------------------------------------------------
                                                                                                              685,250
---------------------------------------------------------------------------------------------------------------------
                    Retail-General Merchandise--3.1%
             500M   Claire's Stores, Inc., 9.625%, 2015, PIK +                                                413,750
                    GSC Holdings Corp.:
             200M       9.235%, 2011 ***                                                                      204,000
             200M       8%, 2012                                                                              209,000
             700M   Neiman Marcus Group, Inc., 10.375%, 2015                                                  766,500
             500M   Yankee Acquisition Corp., 9.75%, 2017                                                     475,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,068,250
---------------------------------------------------------------------------------------------------------------------
                    Services--5.8%
                    Allied Waste NA, Inc.:
             200M       7.875%, 2013                                                                          207,500
             700M       7.375%, 2014                                                                          707,000
             600M       6.875%, 2017                                                                          606,000
             550M   Ashtead Capital, Inc., 9%, 2016 +                                                         545,187
                    United Rentals, Inc.:
             300M       6.5%, 2012                                                                            305,250
             500M       7%, 2014                                                                              512,500
           1,000M   Waste Services, Inc., 9.5%, 2014                                                        1,005,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            3,888,437
---------------------------------------------------------------------------------------------------------------------
                    Telecommunications--.0%
             950M   E. Spire Communications, Inc., 13%, 2010 ++ **                                                 95
---------------------------------------------------------------------------------------------------------------------
                    Wireless Communications--2.0%
             800M   Nextel Communications, Inc., 5.95%, 2014                                                  764,770
             600M   Rogers Wireless, Inc., 6.375%, 2014                                                       606,896
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,371,666
---------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $62,512,980)                                                          59,126,027
---------------------------------------------------------------------------------------------------------------------
                    COMMON STOCKS--2.8%
                    Consumer Staples--.6%
          32,500    Sinclair Broadcasting Group, Inc.                                                         391,300
---------------------------------------------------------------------------------------------------------------------
                    Food/Drug--.3%
           6,400    Ingles Markets, Inc.                                                                      183,424
---------------------------------------------------------------------------------------------------------------------
                    Media-Broadcasting--.6%
          12,000    Clear Channel Communications, Inc.                                                        449,280
---------------------------------------------------------------------------------------------------------------------
                    Media-Cable TV--1.0%
         898,613  * Adelphia Recovery Trust                                                                    92,108
          17,897  * Time Warner Cable, Inc. - Class "A"                                                       587,021
---------------------------------------------------------------------------------------------------------------------
                                                                                                              679,129
---------------------------------------------------------------------------------------------------------------------
                    Media-Diversified--.3%
           1,000  * MediaNews Group, Inc. - Class "A" **                                                      225,000
---------------------------------------------------------------------------------------------------------------------
                    Telecommunications--.0%
             690  * Viatel Holding (Bermuda), Ltd. **                                                               4
           4,399  * World Access, Inc.                                                                              6
---------------------------------------------------------------------------------------------------------------------
                                                                                                                   10
---------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $1,760,521)                                                              1,928,143
---------------------------------------------------------------------------------------------------------------------
                    SHORT-TERM CORPORATE NOTES--7.5%
          $3,800M   PepsiCo, Inc., 4.73%, 10/19/07 +++                                                      3,790,010
           1,250M   Toyota Motor Credit Corp., 5.18%, 10/25/07                                              1,245,316
---------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $5,035,326)                                                 5,035,326
---------------------------------------------------------------------------------------------------------------------
                    SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--.6%
             400M   Fannie Mae, 5.16%, 10/1/07 (cost $399,885)                                                399,885
---------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $69,708,712)                                             98.5%            66,489,381
Other Assets, Less Liabilities                                                             1.5              1,003,274
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%           $67,492,655
=====================================================================================================================


  * Non-income producing

 ** Securities fair valued as determined in good faith pursuant to procedures adopted by the Board of Trustees. At September 30, 2007, the Fund held five securities that were fair valued by the Valuation Committee with an aggregate value of $225,693 representing .3% of the Fund's net assets.

*** Interest Rates on adjustable rate bonds are determined and reset quarterly by the indentures. The interest rates above are the rates in effect on September 30, 2007.

  + Security exempt from registration under rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be resold to qualified institutional investors. At September 30, 2007, the Fund held twenty three 144A securities with an aggregate value of $9,347,419 representing 13.8% of the Fund's net assets.

 ++ In default as to principal and/or interest payment

+++ Security exempt from registration under Secton 4(2) of the Securities
    Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2007, the Fund held one Section 4(2) security with an aggregate value of $3,790,010 representing 5.6% of the Fund's net assets.

  # Denotes a step bond (a zero coupon bond that converts to a fixed interest rate at a designated date).

    At September 30, 2007, the cost of investments for federal income tax purposes was $69,708,712. Accumulated net unrealized depreciation on investments was $3,219,331, consisting of $1,092,356 gross unrealized appreciation and $4,311,687 gross unrealized depreciation.


Portfolio of Investments (unaudited)
INTERNATIONAL FUND
September 30, 2007

---------------------------------------------------------------------------------------------------------------------
         Shares,
       Warrents,
      Options or
       Principal
          Amount    Security                                                                                    Value
---------------------------------------------------------------------------------------------------------------------
                    COMMON STOCKS--90.2%
                    United Kingdom--15.7%
         185,703    British American Tobacco PLC                                                            6,628,602
         110,997    Diageo PLC                                                                              2,428,758
          80,967    Imperial Tobacco Group PLC                                                              3,696,739
          51,871    Reckitt Benckiser PLC                                                                   3,035,135
          80,300    SABMiller PLC                                                                           2,277,318
         589,767    Tesco PLC                                                                               5,277,900
---------------------------------------------------------------------------------------------------------------------
                                                                                                           23,344,452
---------------------------------------------------------------------------------------------------------------------
                    Switzerland--15.7%
         107,400    ABB, Ltd. - Registered                                                                 $2,818,767
          31,800    Compagnie Financiere Richemont SA                                                       2,100,128
          27,505    EFG International - Registered                                                          1,290,253
           8,720    Geberit AG - Registered                                                                 1,136,840
          34,879    Kuehne & Nagel International AG - Registered                                            3,421,617
             297    Lindt & Spruengli AG                                                                    1,029,407
          11,275    Nestle SA - Registered                                                                  5,047,787
          28,110    Roche Holding AG - Genusscheine                                                         5,079,628
          25,100    UBS AG - Registered                                                                     1,345,027
---------------------------------------------------------------------------------------------------------------------
                                                                                                           23,269,454
---------------------------------------------------------------------------------------------------------------------
                    Australia--7.3%
         197,274    Aristocrat Leisure, Ltd.                                                                2,426,623
          53,200    BHP Billiton, Ltd.                                                                      2,097,380
          20,861    Rio Tinto, Ltd.                                                                         1,997,838
             275    Westfield Group                                                                             5,281
         102,058    Woolworths, Ltd.                                                                        2,683,289
          44,730    WorleyParsons, Ltd.                                                                     1,678,746
---------------------------------------------------------------------------------------------------------------------
                                                                                                           10,889,157
---------------------------------------------------------------------------------------------------------------------
                    Japan--6.4%
         113,500    Millea Holdings, Inc.                                                                   4,559,144
         167,300    Park24 Company, Ltd.                                                                    1,502,594
          58,000    Toyota Motor Corporation                                                                3,419,032
---------------------------------------------------------------------------------------------------------------------
                                                                                                            9,480,770
---------------------------------------------------------------------------------------------------------------------
                    Hong Kong--5.6%
         109,500    China Mobile, Ltd.                                                                      1,794,308
          16,100    China Mobile, Ltd. (ADR)                                                                1,320,844
       1,732,300    CNOOC, Ltd.                                                                             2,912,197
          80,500    Jardine Matheson Holdings, Ltd.                                                         2,302,300
---------------------------------------------------------------------------------------------------------------------
                                                                                                            8,329,649
---------------------------------------------------------------------------------------------------------------------
                    Brazil--5.1%
          44,600    Banco Itau Holding Financeira SA (ADR)                                                  2,257,652
          97,800    Companhia Vale do Rio Doce (ADR)                                                        3,318,354
          25,790    Petroleo Brasileiro SA - Petrobras (ADR)                                                1,947,145
---------------------------------------------------------------------------------------------------------------------
                                                                                                            7,523,151
---------------------------------------------------------------------------------------------------------------------
                    India--4.7%
          65,000    HDFC Bank, Ltd. (ADR)                                                                   6,963,450
---------------------------------------------------------------------------------------------------------------------
                    Sweden--4.1%
         140,400    Atlas Copco AB - Series "B"                                                             2,235,444
          60,900    Investor AB - Class "B"                                                                 1,558,026
         106,500    Sandvik AB                                                                              2,276,010
---------------------------------------------------------------------------------------------------------------------
                                                                                                            6,069,480
---------------------------------------------------------------------------------------------------------------------
                    Mexico--4.0%
          56,124    America Movil SAB de CV (ADR) - Series "L"                                              3,591,936
         486,300    Grupo Modelo SA de CV - Series "C"                                                      2,334,848
---------------------------------------------------------------------------------------------------------------------
                                                                                                            5,926,784
---------------------------------------------------------------------------------------------------------------------
                    Belgium--3.7%
           5,092    Colruyt NV                                                                              1,072,842
          49,580    InBev NV                                                                                4,481,633
---------------------------------------------------------------------------------------------------------------------
                                                                                                            5,554,475
---------------------------------------------------------------------------------------------------------------------
                    Spain--3.2%
         118,306    Enagas                                                                                  3,058,768
          32,061    Red Electrica de Espana                                                                 1,657,400
---------------------------------------------------------------------------------------------------------------------
                                                                                                            4,716,168
---------------------------------------------------------------------------------------------------------------------
                    Canada--3.1%
          47,400    Canadian Natural Resources, Ltd.                                                        3,604,251
          26,651    Power Corporation of Canada                                                             1,071,726
---------------------------------------------------------------------------------------------------------------------
                                                                                                            4,675,977
---------------------------------------------------------------------------------------------------------------------
                    France--3.0%
          10,990    Air Liquide SA                                                                          1,466,980
          27,795  * Paris RE Holdings, Ltd.                                                                   668,035
          29,249    Total SA                                                                                2,371,833
---------------------------------------------------------------------------------------------------------------------
                                                                                                            4,506,848
---------------------------------------------------------------------------------------------------------------------
                    Norway--2.9%
         246,200    Orkla ASA                                                                               4,372,550
---------------------------------------------------------------------------------------------------------------------
                    Germany--2.8%
          15,600    Deutsche Boerse AG                                                                      2,113,397
          14,700    Siemens AG - Registered                                                                 2,012,167
---------------------------------------------------------------------------------------------------------------------
                                                                                                            4,125,564
---------------------------------------------------------------------------------------------------------------------
                    Netherlands Antilles--1.9%
           2,600    Schlumberger, Ltd.                                                                        274,916
          24,500    Schlumberger, Ltd. (ADR)                                                                2,572,500
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,847,416
---------------------------------------------------------------------------------------------------------------------
                    Taiwan--1.0%
         148,290    Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)                                  1,500,695
---------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $103,284,866)                                                          134,096,040
---------------------------------------------------------------------------------------------------------------------
                    WARRANTS--7.6%
                    India
         316,407  * Bharti Tele-Ventures, Ltd. (expiring 5/31/10) +                                         7,463,092
           4,665    HDFC Bank, Ltd. (expiring 6/28/10) +                                                      168,066
          56,800    Housing Development Finance Corp. (expiring 5/25/09) +                                  3,602,426
---------------------------------------------------------------------------------------------------------------------
Total Value of Warrants (cost $6,999,732)                                                                  11,233,584
---------------------------------------------------------------------------------------------------------------------
                    OPTIONS--.2%
                    Switzerland
              52  * Roche Holding AG - Genusscheine (exercise price
                      160 CHF, expiring 12/18/09) (cost $283,911)                                             261,024
---------------------------------------------------------------------------------------------------------------------
                    SHORT-TERM CORPORATE NOTES--.8%
                    United States
          $1,200M   General Electric Capital Corp., 4.72%, 10/5/07 (cost $1,199,056)                        1,199,056
---------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $111,767,565)                                            98.8%           146,789,704
Other Assets, Less Liabilities                                                             1.2              1,801,408
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%          $148,591,112
=====================================================================================================================


* Non-income producing

  Summary of Abbreviations:
	ADR   American Depositary Receipts
	REIT  Real Estate Investment Trust

+ Securities fair valued as determined in good faith pursuant to procedures adopted by the Board of Trustees. At September 30, 2007, the Fund held three securities that were fair valued by the Valuation Committee with an aggregate value of $11,233,584 representing 7.6% of the Fund's net assets.

  At September 30, 2007, the cost of investments for federal income tax purposes was $111,780,211. Accumulated net unrealized appreciation on investments was $35,009,493, consisting of $36,312,766 gross unrealized appreciation and $1,303,273 gross unrealized depreciation.


Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
September 30, 2007

---------------------------------------------------------------------------------------------------------------------

       Principal
          Amount    Security                                                                                    Value
---------------------------------------------------------------------------------------------------------------------
                    CORPORATE BONDS--78.8%
                    Aerospace/Defense--2.1%
            $300M   Boeing Co., 7.25%, 2025                                                                  $344,980
                    Honeywell International, Inc.:
             100M       7.5%, 2010                                                                            106,048
             125M       6.125%, 2011                                                                          129,448
             100M   Precision Castparts Corp., 5.6%, 2013                                                     102,160
             100M   TRW, Inc., 7.125%, 2009                                                                   102,949
---------------------------------------------------------------------------------------------------------------------
                                                                                                              785,585
---------------------------------------------------------------------------------------------------------------------
                    Automotive--.8%
             300M   Daimler Chrysler NA Holdings Corp., 5.75%, 2009                                           303,253
---------------------------------------------------------------------------------------------------------------------
                    Chemicals--3.5%
             300M   Air Products & Chemicals, Inc., 4.125%, 2010                                              295,341
             300M   Cabot Corp., 5.25%, 2013 +                                                                296,988
             500M   DuPont (E.I.) de Nemours & Co., 5.6%, 2036                                                452,551
             300M   Praxair, Inc., 5.375%, 2016                                                               294,919
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,339,799
---------------------------------------------------------------------------------------------------------------------
                    Consumer Durables--.9%
             350M   Black & Decker Corp., 5.75%, 2016                                                         342,578
---------------------------------------------------------------------------------------------------------------------
                    Consumer Non-Durables--1.8%
             200M   Colgate-Palmolive Co., 5.98%, 2012                                                        207,385
             300M   Newell Rubbermaid, Inc., 6.75%, 2012                                                      311,560
             150M   Procter & Gamble Co., 4.85%, 2015                                                         144,993
---------------------------------------------------------------------------------------------------------------------
                                                                                                              663,938
---------------------------------------------------------------------------------------------------------------------
                    Energy--3.7%
             300M   Anadarko Petroleum Corp., 5.95%, 2016                                                     297,632
             150M   Kinder Morgan Finance Co., 5.35%, 2011                                                    146,740
             300M   Nexen, Inc., 5.05%, 2013                                                                  290,701
             300M   Northern Border Pipeline Co., 7.1%, 2011                                                  315,443
             325M   Phillips Petroleum Co., 7.125%, 2028                                                      334,063
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,384,579
---------------------------------------------------------------------------------------------------------------------
                    Financial Services--13.8%
             300M   Bank of America Corp., 7.4%, 2011                                                         319,460
             300M   Citigroup, Inc., 6%, 2033                                                                 293,222
             300M   Endurance Specialty Holdings, Ltd., 7%, 2034                                              279,063
             250M   First Union National Bank, 7.8%, 2010                                                     268,006
             300M   Fleet Capital Trust II, 7.92%, 2026                                                       311,724
              90M   GATX Financial Corp., 5.5%, 2012                                                           89,725
             300M   Goldman Sachs Group, Inc., 6.45%, 2036                                                    293,661
             300M   Hibernia Corp., 5.35%, 2014                                                               288,772
             100M   HSBC Finance Corp., 5%, 2015                                                               94,581
             360M   Independence Community Bank Corp., 4.9%, 2010                                             351,349
             300M   JPMorgan Chase & Co., 5.25%, 2015                                                         290,508
             300M   Lehman Brothers Holdings, Inc., 5.75%, 2011                                               301,266
             375M   MetLife, Inc., 6.4%, 2036                                                                 357,710
             100M   National City Bank of Pennsylvania, 7.25%, 2011                                           106,352
             350M   Nationsbank Corp., 7.8%, 2016                                                             392,823
             384M   Republic NY Corp., 7.75%, 2009                                                            401,353
             400M   Royal Bank of Scotland Group PLC, 5%, 2014                                                387,005
             400M   Washington Mutual Bank, 5.95%, 2013                                                       395,326
---------------------------------------------------------------------------------------------------------------------
                                                                                                            5,221,906
---------------------------------------------------------------------------------------------------------------------
                    Financials--7.3%
             100M   American Express Co., 4.875%, 2013                                                         96,305
             125M   American General Finance Corp., 8.125%, 2009                                              132,227
             100M   Caterpillar Financial Services Corp., 4.6%, 2014                                           95,092
                    ERAC USA Finance Enterprise Co.:
             100M       7.35%, 2008 +                                                                         101,108
             355M       8%, 2011 +                                                                            383,021
             252M   Ford Motor Credit Co., 9.75%, 2010                                                        257,249
                    General Electric Capital Corp.:
             144M       8.5%, 2008                                                                            147,621
             400M       5.45%, 2013                                                                           404,202
             375M   General Motors Acceptance Corp., 7.75%, 2010                                              372,140
             175M   Health Care Property Investors, Inc., 6%, 2017                                            167,419
             200M   Household Finance Corp., 6.5%, 2008                                                       202,782
             300M   International Lease Finance Corp., 5.625%, 2013                                           297,816
             100M   Siemens Financieringsmaatschappij NV 5.75%, 2016 +                                        101,022
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,758,004
---------------------------------------------------------------------------------------------------------------------
                    Food/Beverage/Tobacco--5.1%
             440M   Altria Group, Inc., 7%, 2013                                                              478,755
             100M   Anheuser-Busch Cos., Inc., 4.375%, 2013                                                    95,247
             190M   Bottling Group, LLC , 5%, 2013                                                            186,865
             350M   Bunge Limited Finance Corp., 5.875%, 2013                                                 347,296
             100M   Cargill, Inc., 5.6%, 2012 +                                                               100,875
             150M   Coca-Cola Enterprises, Inc., 7.125%, 2017                                                 166,674
             150M   ConAgra Foods, Inc., 6.75%, 2011                                                          156,929
             200M   Pepsi Bottling Group, Inc., 7%, 2029                                                      220,197
             175M   UST, Inc., 7.25%, 2009                                                                    180,140
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,932,978
---------------------------------------------------------------------------------------------------------------------
                    Food/Drug--1.4%
             300M   Kroger Co., 6.75%, 2012                                                                   315,779
             200M   Safeway, Inc., 6.5%, 2011                                                                 209,395
---------------------------------------------------------------------------------------------------------------------
                                                                                                              525,174
---------------------------------------------------------------------------------------------------------------------
                    Forest Products/Containers--.7%
             275M   Sappi Papier Holding AG, 6.75%, 2012 +                                                    270,185
---------------------------------------------------------------------------------------------------------------------
                    Gaming/Leisure--1.6%
             175M   Hilton Hotels Corp., 7.2%, 2009                                                           185,572
             300M   International Speedway Corp., 4.2%, 2009                                                  296,607
             125M   MGM Mirage, Inc., 8.5%, 2010                                                              131,250
---------------------------------------------------------------------------------------------------------------------
                                                                                                              613,429
---------------------------------------------------------------------------------------------------------------------
                    Health Care--4.9%
                    Abbott Laboratories:
             100M       5.6%, 2011                                                                            101,937
             300M       5.875%, 2016                                                                          303,208
             200M   AstraZeneca PLC, 5.9%, 2017                                                               203,393
             100M   Baxter International, Inc., 5.9%, 2016                                                    100,994
             200M   Becton, Dickinson & Co., 7.15%, 2009                                                      209,591
             350M   Fisher Scientific International, Inc., 6.75%, 2014                                        352,797
                    Johnson & Johnson:
             100M       5.55%, 2017                                                                           101,780
             100M       5.95%, 2037                                                                           102,903
             200M   Tenet Healthcare Corp., 6.375%, 2011                                                      176,000
             200M   Wyeth, 6.95%, 2011                                                                        209,771
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,862,374
---------------------------------------------------------------------------------------------------------------------
                    Housing--.7%
             250M   D.R. Horton, Inc., 8%, 2009                                                               248,324
---------------------------------------------------------------------------------------------------------------------
                    Information Technology--2.7%
             405M   International Business Machines Corp., 7%, 2025                                           447,623
             300M   Oracle Corp., 5.25%, 2016                                                                 292,605
             250M   Xerox Corp., 6.875%, 2011                                                                 259,674
---------------------------------------------------------------------------------------------------------------------
                                                                                                              999,902
---------------------------------------------------------------------------------------------------------------------
                    Manufacturing--4.1%
             250M   Briggs & Stratton Corp., 8.875%, 2011                                                     268,125
             300M   Caterpillar, Inc., 6.05%, 2036                                                            301,404
             300M   Crane Co., 6.55%, 2036                                                                    295,562
             123M   Hanson Australia Funding, Ltd., 5.25%, 2013                                               117,913
             100M   Hanson PLC, 7.875%, 2010                                                                  106,556
             125M   Ingersoll-Rand Co., 9%, 2021                                                              159,195
                    United Technologies Corp.:
             100M       6.5%, 2009                                                                            102,144
             200M       7.125%, 2010                                                                          212,146
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,563,045
---------------------------------------------------------------------------------------------------------------------
                    Media-Broadcasting--2.3%
             250M   Comcast Cable Communications, Inc., 7.125%, 2013                                          266,427
             300M   Cox Communications, Inc., 4.625%, 2013                                                    283,328
             300M   PanAmSat Corp., 6.375%, 2008                                                              301,125
---------------------------------------------------------------------------------------------------------------------
                                                                                                              850,880
---------------------------------------------------------------------------------------------------------------------
                    Media-Diversified--2.7%
             225M   AOL Time Warner, Inc., 6.875%, 2012                                                       236,319
             200M   News America, Inc., 5.3%, 2014                                                            194,860
                    Viacom, Inc.:
             200M       5.75%, 2011                                                                           202,096
              75M       8.875%, 2014                                                                           86,572
             300M   Walt Disney Co., 5.7%, 2011                                                               304,540
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,024,387
---------------------------------------------------------------------------------------------------------------------
                    Metals/Mining--1.2%
             200M   Alcoa, Inc., 6%, 2012                                                                     204,171
             250M   Vale Overseas, Ltd., 6.25%, 2017                                                          254,050
---------------------------------------------------------------------------------------------------------------------
                                                                                                              458,221
---------------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts--2.8%
             142M   Archstone-Smith Trust, 7.9%, 2016                                                         155,038
             270M   AvalonBay Communities, Inc., 7.5%, 2010                                                   289,345
             185M   Duke Weeks Realty Corp., 7.75%, 2009                                                      193,938
             400M   Mack-Cali Realty LP, 7.75%, 2011                                                          428,630
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,066,951
---------------------------------------------------------------------------------------------------------------------
                    Retail - General Merchandise--1.2%
             100M   Costco Wholesale Corp., 5.5%, 2017                                                         98,015
                    Lowe's Cos., Inc.:
             100M       8.25%, 2010                                                                           108,101
              50M       6.1%, 2017                                                                             50,612
                    Wal-Mart Stores, Inc.:
             100M       4.5%, 2015                                                                             93,534
             120M       5.8%, 2018                                                                            121,064
---------------------------------------------------------------------------------------------------------------------
                                                                                                              471,326
---------------------------------------------------------------------------------------------------------------------
                    Telecommunications--4.6%
             100M   AT&T, Inc., 6.5%, 2037                                                                    103,455
             300M   Deutsche Telekom AG, 8%, 2010                                                             321,550
             250M   GTE Corp., 6.84%, 2018                                                                    267,142
             300M   SBC Communications, Inc., 6.25%, 2011                                                     308,944
             250M   Sprint Capital Corp., 6.375%, 2009                                                        253,985
             200M   Verizon New York, Inc., 6.875%, 2012                                                      210,884
             250M   Vodafone AirTouch PLC, 7.75%, 2010                                                        264,098
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,730,058
---------------------------------------------------------------------------------------------------------------------
                    Transportation--2.9%
             300M   Burlington Northern Santa Fe Corp., 4.3%, 2013                                            283,257
             300M   Canadian National Railway Co., 6.25%, 2034                                                297,922
             100M   FedEx Corp., 5.5%, 2009                                                                   101,163
             100M   Norfolk Southern Corp., 7.7%, 2017                                                        111,869
             300M   Union Pacific Corp., 7.375%, 2009                                                         313,490
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,107,701
---------------------------------------------------------------------------------------------------------------------
                    Utilities--4.9%
             150M   Carolina Power & Light, Inc., 5.15%, 2015                                                 145,611
             250M   Dominion Resources, Inc., 5%, 2013                                                        241,847
             400M   Entergy Gulf States, Inc., 5.25%, 2015                                                    377,611
             250M   Florida Power & Light Co., 5.85%, 2033                                                    243,127
             250M   Great River Energy Co., 5.829%, 2017 +                                                    256,038
              75M   Jersey Central Power & Light Co., 5.625%, 2016                                             73,603
             100M   OGE Energy Corp., 5%, 2014                                                                 94,802
             305M   Public Service Electric & Gas Co., 6.75%, 2016                                            326,750
             100M   South Carolina Electric & Gas Co., 6.7%, 2011                                             104,856
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,864,245
---------------------------------------------------------------------------------------------------------------------
                    Waste Management--1.1%
             100M   Allied Waste NA, Inc., 5.75%, 2011                                                         98,750
             300M   Waste Management, Inc., 6.875%, 2009                                                      310,201
---------------------------------------------------------------------------------------------------------------------
                                                                                                              408,951
---------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $30,408,072)                                                          29,797,773
---------------------------------------------------------------------------------------------------------------------
                    MORTGAGE-BACKED CERTIFICATES--6.4%
                    Fannie Mae:
           2,196M       5.5%, 1/1/2037 - 8/1/2037                                                           2,151,747
             247M       6.5%, 7/1/2037                                                                        251,759
---------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $2,390,456)                                               2,403,506
---------------------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT OBLIGATIONS--5.4%
             271M   FDA Queens LP, 6.99%, 2017 +                                                              296,361
                    U.S. Treasury Notes:
             800M       4.875%, 2009                                                                          809,438
             275M       4.625%, 2011                                                                          279,899
             340M       4.875%, 2016                                                                          348,075
             300M       5.125%, 2016                                                                          312,680
---------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $2,025,406)                                                2,046,453
---------------------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT AGENCY OBLIGATIONS--3.1%
                    Fannie Mae:
             375M       5.25%, 2010                                                                           375,760
             400M       6%, 2016                                                                              402,252
             375M   Federal Home Loan Bank, 5.815%, 2013                                                      378,299
---------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $1,150,029)                                         1,156,311
---------------------------------------------------------------------------------------------------------------------
                    PASS THROUGH CERTIFICATES--1.1%
                    Transportation
              58M   American Airlines, Inc., 7.377%, 2019                                                      54,159
             161M   Continental Airlines, Inc., 8.388%, 2020                                                  160,196
             201M   FedEx Corp., 7.5%, 2018                                                                   217,878
---------------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $446,617)                                                      432,233
---------------------------------------------------------------------------------------------------------------------
                    MUNICIPAL BONDS--.7%
             250M   Tobacco Settlement Fin. Auth., West Virginia, Series "A", 7.467%, 2047
                    (cost $250,000)                                                                           246,123
---------------------------------------------------------------------------------------------------------------------
                    SHORT-TERM CORPORATE NOTES--2.9%
           1,100M   Prudential Funding Corp., 4.6%, 10/11/07 (cost $1,098,311)                              1,098,311
---------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $37,768,891)                                             98.4%            37,180,710
Other Assets, Less Liabilities                                                             1.6                620,838
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%           $37,801,548
=====================================================================================================================


+ Security exempt from registration under rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be resold to qualified institutional investors. At September 30, 2007, the Fund held eight 144A securities with an aggregate value of $1,805,598 representing 4.8% of the Fund's net assets.

  At September 30, 2007, the cost of investments for federal income tax purposes was $37,768,891. Accumulated net unrealized depreciation on investments was $588,181, consisting of $259,086 gross unrealized appreciation and $847,267 gross unrealized depreciation.


Portfolio of Investments (unaudited)
SELECT GROWTH FUND
September 30, 2007

---------------------------------------------------------------------------------------------------------------------


          Shares    Security                                                                                    Value
---------------------------------------------------------------------------------------------------------------------
                    COMMON STOCKS--98.1%
                    Consumer Discretionary--11.5%
           9,700  * Big Lots, Inc.                                                                           $289,448
           7,700  * Coach, Inc.                                                                               363,979
           6,800  * Dollar Tree Stores, Inc.                                                                  275,672
           5,400    Men's Wearhouse, Inc.                                                                     272,808
           4,900    Omnicom Group, Inc.                                                                       235,641
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,437,548
---------------------------------------------------------------------------------------------------------------------
                    Consumer Staples--5.3%
           5,400    Colgate-Palmolive Company                                                                 385,128
           3,800    PepsiCo, Inc.                                                                             278,388
---------------------------------------------------------------------------------------------------------------------
                                                                                                              663,516
---------------------------------------------------------------------------------------------------------------------
                    Energy--6.3%
           2,600    ExxonMobil Corporation                                                                    240,656
           3,900    Marathon Oil Corporation                                                                  222,378
           2,300  * National-Oilwell Varco, Inc.                                                              332,350
---------------------------------------------------------------------------------------------------------------------
                                                                                                              795,384
---------------------------------------------------------------------------------------------------------------------
                    Financials--10.6%
           4,700    Bank of New York Mellon Corporation                                                       207,458
           2,000    Hartford Financial Services Group, Inc.                                                   185,100
           3,900    JPMorgan Chase & Company                                                                  178,698
           3,500    MetLife, Inc.                                                                             244,055
           3,100    Northern Trust Corporation                                                                205,437
           5,500    T. Rowe Price Group, Inc.                                                                 306,295
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,327,043
---------------------------------------------------------------------------------------------------------------------
                    Health Care--16.4%
           4,000    Becton, Dickinson & Company                                                               328,200
           3,800    Cigna Corporation                                                                         202,502
           6,700  * Express Scripts, Inc.                                                                     373,994
           4,700  * Humana, Inc.                                                                              328,436
          12,700    Schering-Plough Corporation                                                               401,701
           6,300  * Waters Corporation                                                                        421,596
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,056,429
---------------------------------------------------------------------------------------------------------------------
                    Industrials--17.9%
           2,400    Cummins, Inc.                                                                             306,936
           3,600    Danaher Corporation                                                                       297,756
           5,500  * Jacobs Engineering Group, Inc.                                                            415,690
           9,400    Manitowoc Company, Inc.                                                                   416,232
           2,900    Northrop Grumman Corporation                                                              226,200
           8,300    Republic Services, Inc.                                                                   271,493
           3,900    United Technologies Corporation                                                           313,872
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,248,179
---------------------------------------------------------------------------------------------------------------------
                    Information Technology--25.8%
          10,500    Amphenol Corporation - Class "A"                                                          417,480
          14,600  * Cadence Design Systems, Inc.                                                              323,974
          13,500  * Cisco Systems, Inc.                                                                       446,985
           4,400    FactSet Research Systems, Inc.                                                            301,620
           6,400    Harris Corporation                                                                        369,856
           7,800    Hewlett-Packard Company                                                                   388,362
          10,900    Microsoft Corporation                                                                     321,114
          18,600  * Oracle Corporation                                                                        402,690
           7,400    Texas Instruments, Inc.                                                                   270,766
---------------------------------------------------------------------------------------------------------------------
                                                                                                            3,242,847
---------------------------------------------------------------------------------------------------------------------
                    Materials--2.0%
           2,600    Air Products & Chemicals, Inc.                                                            254,176
---------------------------------------------------------------------------------------------------------------------
                    Telecommunication Services--2.3%
           6,700    AT&T, Inc.                                                                                283,477
---------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $11,062,514)                                           98.1%            12,308,599
Other Assets, Less Liabilities                                                             1.9                239,940
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%           $12,548,539
=====================================================================================================================


* Non-income producing

  Summary of Abbreviations:
    ADR   American Depositary Receipts

   At September 30, 2007, the cost of investments for federal income tax purposes was $11,106,689. Accumulated net unrealized appreciation on investments was $1,201,910, consisting of $1,245,761 gross unrealized appreciation and $43,851 gross unrealized depreciation.


Portfolio of Investments (unaudited)
TARGET MATURITY 2007 FUND
September 30, 2007

---------------------------------------------------------------------------------------------------------------------

      Principal                                                                      Effective
         Amount     Security                                                             Yield+                Value
---------------------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT AGENCY ZERO COUPON OBLIGATIONS--59.6%
           $750M    Agency For International Development - Israel, 11/15/2007             3.69%             $746,406
          3,104M    Government Trust Certificate - Israel Trust, 11/15/2007               3.71             3,089,048
          3,866M    Resolution Funding Corporation, 10/15/2007                            3.10             3,860,356
          1,550M    Tennessee Valley Authority, 11/1/2007                                 3.66             1,544,824
---------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon Obligations (cost $9,215,292)                            9,240,634
---------------------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--30.6%
          4,760M    U.S. Treasury Strips, 11/15/2007 (cost $4,718,390)                    3.52             4,738,223
---------------------------------------------------------------------------------------------------------------------
                    SHORT-TERM  U.S. GOVERNMENT AGENCY OBLIGATIONS--9.4%
            305M    Fannie Mae, 5.17%, 10/2/07                                                               304,868
            450M    Federal Farm Credit Bank, 5.09%, 10/15/07                                                448,976
            450M    Freddie Mac, 4.53%, 10/26/07                                                             448,471
            250M    International Bank For Reconstruction & Development,
                      5.14%, 10/15/2007                                                                      249,425
---------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Agency Obligations (cost $1,451,740)                             1,451,740
---------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $15,385,422)                                        99.6%                15,430,597
Other Assets, Less Liabilities                                                         .4                     65,664
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                          100.0%               $15,496,261
=====================================================================================================================


+ The effective yields shown for the zero coupon obligations are the effective yields at September 30, 2007.

  At September 30, 2007, the cost of investments for federal income tax purposes was $15,407,087. Accumulated net unrealized appreciation on investments was $23,510, consisting of entirely of unrealized appreciation.


Portfolio of Investments (unaudited)
TARGET MATURITY 2010 FUND
September 30, 2007

---------------------------------------------------------------------------------------------------------------------

      Principal                                                                      Effective
         Amount     Security                                                             Yield+                Value
---------------------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT AGENCY ZERO COUPON OBLIGATIONS--61.8%
                    Agency For International Development - Israel:
         $1,303M       8/15/2010                                                          4.17%           $1,156,925
            495M       9/15/2010                                                          4.18               437,904
                    Fannie Mae:
          1,260M       8/7/2010                                                           4.29             1,116,150
            500M       10/8/2010                                                          4.30               439,572
          1,100M    Freddie Mac, 9/15/2010                                                4.30               969,817
            200M    Government Trust Certificate - Israel Trust, 11/15/2010               4.23               175,430
          1,700M    Government Trust Certificate - Turkey Trust, 11/15/2010               4.23             1,491,153
          1,600M    Resolution Funding Corporation, 1/15/2011                             4.03             1,402,950
          1,250M    Tennessee Valley Authority, 11/1/2010                                 4.27             1,097,069
---------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon Obligations (cost $7,671,633)                            8,286,970
---------------------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--37.7%
          5,730M    U.S. Treasury Strips, 11/15/2010 (cost $4,668,149)                    4.01             5,060,409
---------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $12,339,782)                                      99.5%                  13,347,379
Other Assets, Less Liabilities                                                       .5                       73,184
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                        100.0%                 $13,420,563
=====================================================================================================================


+ The effective yields shown for the zero coupon obligations are the effective yields at September 30, 2007.

  At September 30, 2007, the cost of investments for federal income tax purposes was $12,340,310. Accumulated net unrealized appreciation on investments was $1,007,069, consisting of entirely of unrealized appreciation.


Portfolio of Investments (unaudited)
TARGET MATURITY 2015 FUND
September 30, 2007

---------------------------------------------------------------------------------------------------------------------

      Principal                                                                      Effective
         Amount     Security                                                             Yield+                Value
---------------------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT AGENCY ZERO COUPON OBLIGATIONS--50.9%
                    Agency For International Development - Israel:
           $698M       9/15/2015                                                          4.78%             $479,118
          2,784M       11/15/2015                                                         4.80             1,892,939
            300M       3/15/2016                                                          4.81               200,605
                    Fannie Mae:
            243M       8/12/2015                                                          4.86               166,476
            600M       9/23/2015                                                          4.89               408,013
          4,643M       11/15/2015                                                         4.91             3,131,077
            650M    Federal Judiciary Office Building, 2/15/2015                          4.74               460,175
                    Freddie Mac:
            550M       3/15/2015                                                          4.83               385,136
          1,760M       9/15/2015                                                          4.89             1,198,350
            625M       1/15/2016                                                          4.91               418,084
            210M    Government Trust Certificate - Turkey Trust, 5/15/2015                4.80               146,218
            200M    International Bank For Reconstruction & Development, 2/15/2015        5.04               138,468
                    Resolution Funding Corporation:
          2,927M       10/15/2015                                                         4.67             2,019,352
            320M       1/15/2016                                                          4.68               217,924
          2,000M    Tennessee Valley Authority, 11/1/2015                                 4.89             1,352,780
---------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon Obligations (cost $11,950,201)                          12,614,715
---------------------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--48.9%
         17,575M    U.S. Treasury Strips, 11/15/2015 (cost $11,535,093)                   4.61            12,137,418
---------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $23,485,294)                                     99.8%                   24,752,133
Other Assets, Less Liabilities                                                      .2                        58,948
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                       100.0%                  $24,811,081
=====================================================================================================================


+ The effective yields shown for the zero coupon obligations are the effective yields at September 30, 2007.

  At September 30, 2007, the cost of investments for federal income tax purposes was $23,499,060. Accumulated net unrealized appreciation on investments was $1,253,073, consisting of entirely of unrealized appreciation.


Portfolio of Investments (unaudited)
VALUE FUND
September 30, 2007

---------------------------------------------------------------------------------------------------------------------
         Shares
             or
      Principal
         Amount     Security                                                                                   Value
---------------------------------------------------------------------------------------------------------------------
                    COMMON STOCKS--97.7%
                    Consumer Discretionary--16.6%
           2,500    Autoliv, Inc.                                                                            $149,375
          27,400    bebe stores, inc.                                                                         400,862
           5,500    Best Buy Company, Inc.                                                                    253,110
          13,300    Bob Evans Farms, Inc.                                                                     401,394
          11,100    Carnival Corporation                                                                      537,573
           8,700    CBS Corporation - Class "B"                                                               274,050
          18,100    Cinemark Holdings, Inc.                                                                   335,936
          23,500    Clear Channel Communications, Inc.                                                        879,840
          25,900    Family Dollar Stores, Inc.                                                                687,904
          10,000    Gannett Company, Inc.                                                                     437,000
          10,900    Genuine Parts Company                                                                     545,000
          14,000    H&R Block, Inc.                                                                           296,520
           3,325  * Hanesbrands, Inc.                                                                          93,300
          22,100    Haverty Furniture Companies, Inc.                                                         193,817
          19,500    Home Depot, Inc.                                                                          632,580
           6,100    J.C. Penney Company, Inc.                                                                 386,557
          13,100    Jones Apparel Group, Inc.                                                                 276,803
          13,600    Kenneth Cole Productions, Inc. - Class "A"                                                263,432
          26,500    Lee Enterprises, Inc.                                                                     412,605
          26,700    Leggett & Platt, Inc.                                                                     511,572
           7,200    Liz Claiborne, Inc.                                                                       247,176
           3,800    Magna International, Inc. - Class "A"                                                     365,978
          16,900    Marine Products Corporation                                                               143,312
          22,600    McDonald's Corporation                                                                  1,231,022
          25,700    Modine Manufacturing Company                                                              684,134
          22,300    New York Times Company - Class "A"                                                        440,648
          11,000    Newell Rubbermaid, Inc.                                                                   317,020
          24,800    Pearson PLC (ADR)                                                                         383,408
          21,900    Ruby Tuesday, Inc.                                                                        401,646
          11,000    Staples, Inc.                                                                             236,390
          29,000    Stein Mart, Inc.                                                                          220,690
          26,900    Talbots, Inc.                                                                             484,200
          13,500    Tiffany & Company                                                                         706,725
          37,500    Time Warner, Inc.                                                                         688,500
           8,119    Tribune Company                                                                           221,811
          30,800    Walt Disney Company                                                                     1,059,212
           7,880    Wyndham Worldwide Corporation                                                             258,149
---------------------------------------------------------------------------------------------------------------------
                                                                                                           16,059,251
---------------------------------------------------------------------------------------------------------------------
                    Consumer Staples--11.4%
          20,200    Anheuser-Busch Companies, Inc.                                                          1,009,798
          17,600    Avon Products, Inc.                                                                       660,528
          15,000    B&G Foods, Inc. - Class "A"                                                               192,000
          19,100    Coca-Cola Company                                                                       1,097,677
          13,400    ConAgra Foods, Inc.                                                                       350,142
           8,295    Del Monte Foods Company                                                                    87,098
          10,200    Diageo PLC (ADR)                                                                          894,846
           7,900    Estee Lauder Companies, Inc. - Class "A"                                                  335,434
           9,600    Fomento Economico Mexicano SA de CV (ADR)                                                 359,040
          12,100    H.J. Heinz Company                                                                        559,020
          15,700    Hershey Company                                                                           728,637
          10,600    Kimberly-Clark Corporation                                                                744,756
          30,300    Kraft Foods, Inc. - Class "A"                                                           1,045,653
           4,600    Pepsi Bottling Group, Inc.                                                                170,982
          10,300    Ruddick Corporation                                                                       345,462
          37,000    Sara Lee Corporation                                                                      617,530
          12,000    Tasty Baking Company                                                                      121,080
          27,300    Topps Company, Inc.                                                                       264,537
           9,000    UST, Inc.                                                                                 446,400
          22,100    Wal-Mart Stores, Inc.                                                                     964,665
---------------------------------------------------------------------------------------------------------------------
                                                                                                           10,995,285
---------------------------------------------------------------------------------------------------------------------
                    Energy--8.4%
          12,900    Anadarko Petroleum Corporation                                                            693,375
          10,700    BP PLC (ADR)                                                                              742,045
          14,312    Chevron Corporation                                                                     1,339,317
          12,800    ConocoPhillips                                                                          1,123,456
           8,300    Diamond Offshore Drilling, Inc.                                                           940,307
           1,900    Hess Corporation                                                                          126,407
          22,400    Marathon Oil Corporation                                                                1,277,248
          12,700    Royal Dutch Shell PLC - Class "A" (ADR)                                                 1,043,686
          12,900    Tidewater, Inc.                                                                           810,636
---------------------------------------------------------------------------------------------------------------------
                                                                                                            8,096,477
---------------------------------------------------------------------------------------------------------------------
                    Financials--25.2%
          10,300    A.G. Edwards, Inc.                                                                        874,573
           4,400    ACE, Ltd.                                                                                 266,508
           6,300    Allstate Corporation                                                                      360,297
           7,000    American International Group, Inc.                                                        473,550
          11,400    Aon Corporation                                                                           510,834
          10,000    Aspen Insurance Holdings, Ltd.                                                            279,100
           8,800    Assured Guaranty, Ltd.                                                                    239,096
          37,800    Bank Mutual Corporation                                                                   445,662
          21,655    Bank of America Corporation                                                             1,088,597
          23,773    Bank of New York Mellon Corporation                                                     1,049,340
          34,462    Brookfield Asset Management, Inc. - Class "A"                                           1,326,787
          21,700    Brookline Bancorp, Inc.                                                                   251,503
           6,094    Capital One Financial Corporation                                                         404,824
           9,622    Chubb Corporation                                                                         516,124
          12,422    Cincinnati Financial Corporation                                                          537,997
          20,400    Citigroup, Inc.                                                                           952,068
          10,000    Comerica, Inc.                                                                            512,800
           9,950  * Discover Financial Services                                                               206,960
           9,200    EMC Insurance Group, Inc.                                                                 239,108
           8,600    Erie Indemnity Company - Class "A"                                                        525,718
           5,200    FBL Financial Group, Inc. - Class "A"                                                     205,348
          19,100    First Potomac Realty Trust (REIT)                                                         416,380
          21,700    Hudson City Bancorp, Inc.                                                                 333,746
          22,800    Invesco PLC (ADR)                                                                         622,440
          22,900    JPMorgan Chase & Company                                                                1,049,278
          10,800    KeyCorp                                                                                   349,164
          10,632    Lincoln National Corporation                                                              701,393
          10,100    Merrill Lynch & Company, Inc.                                                             719,928
          12,900    Morgan Stanley                                                                            812,700
          29,800    NewAlliance Bancshares, Inc.                                                              437,464
           7,700    One Liberty Properties, Inc. (REIT)                                                       149,765
          22,000    People's United Financial, Inc.                                                           380,160
          12,800    Plum Creek Timber Company, Inc. (REIT)                                                    572,928
           7,500    PMI Group, Inc.                                                                           245,250
          10,900    PNC Financial Services Group, Inc.                                                        742,290
          21,500    Progressive Corporation                                                                   417,315
          12,000    Protective Life Corporation                                                               509,280
          25,328    Regions Financial Corporation                                                             746,669
           7,600    St. Joe Company                                                                           255,436
           9,582    State Street Corporation                                                                  653,109
           8,600    SunTrust Banks, Inc.                                                                      650,762
          25,600    U-Store-It Trust (REIT)                                                                   337,920
           9,800    Wachovia Corporation                                                                      491,470
          14,000    Waddell & Reed Financial, Inc. - Class "A"                                                378,420
           2,000    Washington Mutual, Inc.                                                                    70,620
          21,300    Wells Fargo & Company                                                                     758,706
          21,700    Westfield Financial, Inc.                                                                 210,707
---------------------------------------------------------------------------------------------------------------------
                                                                                                           24,280,094
---------------------------------------------------------------------------------------------------------------------
                    Health Care--5.3%
          17,700    Abbott Laboratories                                                                       949,074
           6,125  * Covidien, Ltd.                                                                            254,188
          11,600    GlaxoSmithKline PLC (ADR)                                                                 617,120
          20,300    Johnson & Johnson                                                                       1,333,710
           7,500    Novartis AG (ADR)                                                                         412,200
          39,300    Pfizer, Inc.                                                                              960,099
          17,900    Schering-Plough Corporation                                                               566,177
---------------------------------------------------------------------------------------------------------------------
                                                                                                            5,092,568
---------------------------------------------------------------------------------------------------------------------
                    Industrials--8.2%
           6,000    3M Company                                                                                561,480
             900    Alexander & Baldwin, Inc.                                                                  45,117
           8,400    Avery Dennison Corporation                                                                478,968
          13,100    Dover Corporation                                                                         667,445
          19,800    Federal Signal Corporation                                                                304,128
           9,500    General Dynamics Corporation                                                              802,465
          15,800    Honeywell International, Inc.                                                             939,626
           4,200    Hubbell, Inc. - Class "B"                                                                 239,904
           5,000    Illinois Tool Works, Inc.                                                                 298,200
           7,200    Lawson Products, Inc.                                                                     250,632
          19,800    Masco Corporation                                                                         458,765
           9,500    Norfolk Southern Corporation                                                              493,145
          13,800    Pitney Bowes, Inc.                                                                        626,796
           1,722    SPX Corporation                                                                           159,388
           6,125    Tyco International, Ltd.                                                                  271,583
          10,600    United Parcel Service, Inc. - Class "B"                                                   796,060
          31,400    Werner Enterprises, Inc.                                                                  538,510
---------------------------------------------------------------------------------------------------------------------
                                                                                                            7,932,212
---------------------------------------------------------------------------------------------------------------------
                    Information Technology--6.7%
          12,000    Automatic Data Processing, Inc.                                                           551,160
          11,200    AVX Corporation                                                                           180,320
           7,600    Bel Fuse, Inc. - Class "B"                                                                263,416
           4,650    Broadridge Financial Solutions, LLC                                                        88,118
           6,800    Fair Isaac Corporation                                                                    245,548
          17,400    Hewlett-Packard Company                                                                   866,346
          16,000    Intel Corporation                                                                         413,760
           2,800    International Business Machines Corporation                                               329,840
          35,200    Methode Electronics, Inc. - Class "A"                                                     529,760
          26,500    Microsoft Corporation                                                                     780,690
          12,150    Molex, Inc.                                                                               327,200
          28,700    Motorola, Inc.                                                                            531,811
          16,900    Nokia Corporation - Class "A" (ADR)                                                       641,017
          20,700  * Planar Systems, Inc.                                                                      138,897
           8,000    Texas Instruments, Inc.                                                                   292,720
           7,225    Tyco Electronics, Ltd.                                                                    255,981
---------------------------------------------------------------------------------------------------------------------
                                                                                                            6,436,584
---------------------------------------------------------------------------------------------------------------------
                    Materials--7.9%
           8,000    Air Products & Chemicals, Inc.                                                            782,080
           9,800    Albemarle Corporation                                                                     433,160
          13,800    Alcoa, Inc.                                                                               539,856
           4,600    Bemis Company, Inc.                                                                       133,906
          28,167    Chemtura Corporation                                                                      250,405
          12,500    Compass Minerals International, Inc.                                                      425,500
          22,700    Dow Chemical Company                                                                      977,462
          18,200    DuPont (E.I.) de Nemours & Company                                                        901,992
           7,000    Glatfelter                                                                                103,880
          23,800    Louisiana-Pacific Corporation                                                             403,886
          13,500    Lubrizol Corporation                                                                      878,310
          14,500    MeadWestvaco Corporation                                                                  428,185
          16,270    Myers Industries, Inc.                                                                    322,471
          33,200    Sappi, Ltd. (ADR)                                                                         507,960
          15,400    Sonoco Products Company                                                                   464,772
          10,811    Tronox, Inc. - Class "B"                                                                   97,623
---------------------------------------------------------------------------------------------------------------------
                                                                                                            7,651,448
---------------------------------------------------------------------------------------------------------------------
                    Telecommunication Services--4.3%
           2,745    ALLTEL Corporation                                                                        191,272
          30,010    AT&T, Inc.                                                                              1,269,723
          13,232    D&E Communications, Inc.                                                                  188,159
           1,030    Embarq Corporation                                                                         57,268
          11,300    Nippon Telegraph and Telephone Corporation (ADR)                                          262,951
          33,400    Sprint Nextel Corporation                                                                 634,600
           5,600    Telephone & Data Systems, Inc.                                                            373,800
           6,600    Telephone & Data Systems, Inc. - Special Shares                                           409,200
          17,118    Verizon Communications, Inc.                                                              757,985
           2,838    Windstream Corporation                                                                     40,073
---------------------------------------------------------------------------------------------------------------------
                                                                                                            4,185,031
---------------------------------------------------------------------------------------------------------------------
                    Utilities--3.7%
           6,350    American States Water Company                                                             247,650
           9,600    FPL Group, Inc.                                                                           584,448
          19,300    MDU Resources Group, Inc.                                                                 537,312
          20,100    NiSource, Inc.                                                                            384,714
           8,300    Northwest Natural Gas Company                                                             379,310
           9,200    ONEOK, Inc.                                                                               436,080
          11,800    Southwest Gas Corporation                                                                 333,822
          11,100    United Utilities PLC (ADR)                                                                316,606
          11,700    Vectren Corporation                                                                       319,293
---------------------------------------------------------------------------------------------------------------------
                                                                                                            3,539,235
---------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $68,583,822)                                                            94,268,185
---------------------------------------------------------------------------------------------------------------------
                    PREFERRED STOCKS--.7%
                    Financials--.2%
          10,000    Citigroup Capital XVI , 6.45%, 2066 - Series "W"                                          234,100
---------------------------------------------------------------------------------------------------------------------
                    Telecommunication Services--.3%
          10,200    AT&T, Inc., 6.375%, 2056                                                                  242,964
---------------------------------------------------------------------------------------------------------------------
                    Utilities--.2%
           7,400    Entergy Louisiana, LLC., 7.6%, 2032                                                       185,148
---------------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $693,082)                                                               662,212
---------------------------------------------------------------------------------------------------------------------
                    CONVERTIBLE PREFERRED STOCKS--.4%
                    Financials
          15,100    Lehman Brothers Holdings, Inc., 6.25%, 2007 - Series "GIS"
                      (cost $383,537)                                                                         407,700
---------------------------------------------------------------------------------------------------------------------
                    SHORT-TERM CORPORATE NOTES--1.0%
          $1,000M   New Jersey Natural Gas Co., 4.75%, 10/9/07 (cost $998,680)                                998,680
---------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $70,659,121)                                             99.8%            96,336,777
Other Assets, Less Liabilities                                                              .2                225,047
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%           $96,561,824
=====================================================================================================================


+ Non-income producing

  Summary of Abbreviations:
    ADR   American Depositary Receipts
    REIT  Real Estate Investment Trust

At September 30, 2007, the cost of investments for federal income tax purposes was $70,666,344. Accumulated net unrealized appreciation on investments was $25,670,433, consisting of $28,494,780 gross unrealized appreciation and $2,824,347 gross unrealized depreciation.


Portfolio of Investments (unaudited)
SPECIAL BOND FUND
September 30, 2007

---------------------------------------------------------------------------------------------------------------------
       Principal
          Amount,
       Shares or
        Warrants    Security                                                                                    Value
---------------------------------------------------------------------------------------------------------------------
                    CORPORATE BONDS--89.5%
                    Aerospace/Defense--3.8%
            $175M   Alliant Techsystems, Inc., 6.75%, 2016                                                   $173,688
             150M   DRS Technologies, Inc., 6.875%, 2013                                                      150,750
              86M   DynCorp International, LLC, 9.5%, 2013                                                     89,440
             125M   L-3 Communications Corp., 7.625%, 2012                                                    128,438
---------------------------------------------------------------------------------------------------------------------
                                                                                                              542,316
---------------------------------------------------------------------------------------------------------------------
                    Automotive--5.1%
             100M   Accuride Corp., 8.5%, 2015                                                                 96,500
              75M   Asbury Automotive Group, Inc., 7.625%, 2017 +                                              69,375
             225M   Avis Budget Car Rental, LLC, 7.75%, 2016                                                  221,625
             594M   Cambridge Industries Liquidating Trust, 2008 ++ **                                            370
             250M   Cooper Standard Automotive, Inc., 8.375%, 2014                                            218,750
             125M   United Auto Group, Inc., 7.75%, 2016                                                      120,313
---------------------------------------------------------------------------------------------------------------------
                                                                                                              726,933
---------------------------------------------------------------------------------------------------------------------
                    Chemicals--7.8%
             150M   Equistar Chemicals LP, 10.625%, 2011                                                      157,500
             100M   Huntsman International, LLC, 7.375%, 2015                                                 105,000
              67M   Huntsman, LLC, 11.625%, 2010                                                               71,188
             300M   Innophos, Inc., 8.875%, 2014                                                              298,500
             150M   Nell AF S.a.r.l., 8.375%, 2015 +                                                          137,625
             150M   Newmarket Corp., 7.125%, 2016                                                             146,250
             125M   Tronox Worldwide, LLC, 9.5%, 2012                                                         125,313
              75M   Westlake Chemical Corp., 6.625%, 2016                                                      71,625
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,113,001
---------------------------------------------------------------------------------------------------------------------
                    Consumer Non-Durables--1.4%
             100M   Broder Brothers Co., 11.25%, 2010                                                          87,500
             100M   Levi Strauss & Co., 9.75%, 2015                                                           105,500
---------------------------------------------------------------------------------------------------------------------
                                                                                                              193,000
---------------------------------------------------------------------------------------------------------------------
                    Energy--13.4%
             125M   Basic Energy Services, Inc., 7.125%, 2016                                                 122,188
             250M   Belden & Blake Corp., 8.75%, 2012                                                         255,625
                    Chesapeake Energy Corp.:
             500M       6.375%, 2015                                                                          493,125
             150M       6.625%, 2016                                                                          150,000
             100M   Cimarex Energy Co., 7.125%, 2017                                                           99,750
             150M   Compagnie Generale de Geophysique, 7.5%, 2015                                             155,250
             125M   Complete Production Services, Inc., 8%, 2016                                              124,219
             100M   Pacific Energy Partners LP, 7.125%, 2014                                                  102,644
             100M   Petroplus Finance, Ltd., 7%, 2017 +                                                        95,500
             100M   POGO Producing Co., 6.875%, 2017                                                          101,000
             100M   Stewart & Stevenson, LLC, 10%, 2014                                                       102,000
             110M   Tesoro Corp., 6.25%, 2012                                                                 110,825
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,912,126
---------------------------------------------------------------------------------------------------------------------
                    Financial Services--2.3%
             340M   Targeted Return Index Securities Trust, 7.548%, 2016 +                                    334,237
---------------------------------------------------------------------------------------------------------------------
                    Financials--1.0%
             150M   General Motors Acceptance Corp., 6.75%, 2014                                              136,143
---------------------------------------------------------------------------------------------------------------------
                    Food/Beverage/Tobacco--2.7%
             250M   Constellation Brands, Inc., 7.25%, 2016                                                   251,250
               9M   Land O'Lakes, Inc., 8.75%, 2011                                                             9,280
             125M   Southern States Cooperative, Inc., 10.5%, 2010 +                                          129,375
---------------------------------------------------------------------------------------------------------------------
                                                                                                              389,905
---------------------------------------------------------------------------------------------------------------------
                    Forest Products/Containers--4.0%
             100M   Jefferson Smurfit Corp., 8.25%, 2012                                                      100,750
             250M   Packaging Dynamics Finance Corp., 10%, 2016 +                                             252,500
             130M   Tekni-Plex, Inc., 8.75%, 2013                                                             117,975
             100M   Verso Paper Holdings, LLC, 9.106%, 2014 ***                                               101,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                              572,225
---------------------------------------------------------------------------------------------------------------------
                    Gaming/Leisure--6.8%
             250M   Circus & Eldorado/Silver Legacy, 10.125%, 2012                                            261,875
              50M   Herbst Gaming, Inc., 8.125%, 2012                                                          45,063
             180M   Mandalay Resort Group, 6.375%, 2011                                                       180,900
             240M   MGM Mirage, Inc., 6.625%, 2015                                                            228,900
             255M   Speedway Motorsports, Inc., 6.75%, 2013                                                   252,450
---------------------------------------------------------------------------------------------------------------------
                                                                                                              969,188
---------------------------------------------------------------------------------------------------------------------
                    Health Care--7.0%
              90M   Alliance Imaging, Inc., 7.25%, 2012                                                        86,625
             400M   DaVita, Inc., 7.25%, 2015                                                                 403,000
             120M   Fisher Scientific International, Inc., 6.125%, 2015                                       117,990
                    HCA, Inc.:
             100M       6.95%, 2012                                                                            93,500
              70M       6.75%, 2013                                                                            63,175
              60M   MedQuest, Inc., 11.875%, 2012                                                              60,600
             200M   Tenet Healthcare Corp., 6.375%, 2011                                                      176,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,000,890
---------------------------------------------------------------------------------------------------------------------
                    Housing--2.6%
             140M   Beazer Homes USA, Inc., 6.875%, 2015                                                      104,300
             200M   Builders FirstSource, Inc., 9.808%, 2012 ***                                              193,500
             100M   Realogy Corp., 12.375%, 2015 +                                                             75,750
---------------------------------------------------------------------------------------------------------------------
                                                                                                              373,550
---------------------------------------------------------------------------------------------------------------------
                    Information Technology--1.6%
             150M   Exodus Communications, Inc., 10.75%, 2009 ++ **                                                94
                    Freescale Semiconductor, Inc.:
             150M       9.125%, 2014                                                                          139,500
              25M       10.125%, 2016                                                                          23,374
                    Sanmina - SCI Corp.:
              25M       8.444%, 2014 + ***                                                                     24,000
              50M       8.125%, 2016                                                                           43,500
---------------------------------------------------------------------------------------------------------------------
                                                                                                              230,468
---------------------------------------------------------------------------------------------------------------------
                    Manufacturing--.4%
              60M   Case New Holland, Inc., 7.125%, 2014                                                       61,800
---------------------------------------------------------------------------------------------------------------------
                    Media-Broadcasting--2.7%
             100M   LBI Media, Inc., 8.5%, 2017 +                                                             100,000
              67M   Sinclair Broadcasting Group, Inc., 8%, 2012                                                68,708
                    Young Broadcasting, Inc.:
             136M       10%, 2011                                                                             126,139
             100M       8.75%, 2014                                                                            85,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                              379,847
---------------------------------------------------------------------------------------------------------------------
                    Media-Cable TV--9.3%
             355M   Adelphia Communications Escrow Bond, 2011 ++                                               62,125
             135M   Atlantic Broadband Finance, LLC, 9.375%, 2014                                             132,300
             200M   Cablevision Systems Corp., 8%, 2012                                                       195,000
             500M   Charter Communications Holdings, LLC, 10%, 2009                                           501,250
             125M   CSC Holdings, Inc., 8.125%, 2009                                                          127,500
             310M   Echostar DBS Corp., 6.375%, 2011                                                          312,325
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,330,500
---------------------------------------------------------------------------------------------------------------------
                    Media-Diversified--6.4%
             300M   Cenveo, Inc., 7.875%, 2013                                                                274,500
             150M   Idearc, Inc., 8%, 2016                                                                    150,375
                    MediaNews Group, Inc.:
              75M       6.875%, 2013                                                                           57,375
              50M       6.375%, 2014                                                                           37,250
               4M   R.H. Donnelley, Inc., 10.875%, 2012 +                                                       4,537
                    Six Flags, Inc.:
             150M       8.875%, 2010                                                                          136,125
              50M       9.625%, 2014                                                                           41,563
             200M   Universal City Development Partners, Ltd., 11.75%, 2010                                   209,500
---------------------------------------------------------------------------------------------------------------------
                                                                                                              911,225
---------------------------------------------------------------------------------------------------------------------
                    Metals/Mining--1.2%
              50M   Metals USA, Inc., 11.125%, 2015                                                            53,500
             130M   Russell Metals, Inc., 6.375%, 2014                                                        122,525
---------------------------------------------------------------------------------------------------------------------
                                                                                                              176,025
---------------------------------------------------------------------------------------------------------------------
                    Retail-General Merchandise--2.9%
             100M   Claire's Stores, Inc., 9.625%, 2015, PIK +                                                 82,750
             100M   GSC Holdings Corp., 8%, 2012                                                              104,500
             200M   Neiman Marcus Group, Inc., 10.375%, 2015                                                  219,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                              406,250
---------------------------------------------------------------------------------------------------------------------
                    Services--4.3%
                    Allied Waste NA, Inc.:
             300M       7.375%, 2014                                                                          303,000
             150M       6.875%, 2017                                                                          151,500
             150M   United Rentals, Inc., 7%, 2014                                                            153,750
---------------------------------------------------------------------------------------------------------------------
                                                                                                              608,250
---------------------------------------------------------------------------------------------------------------------
                    Telecommunications--.0%
             600M   ICG Services, Inc., 10%, 2008 ++ **                                                           375
---------------------------------------------------------------------------------------------------------------------
                    Wireless Communications--2.8%
             200M   Nextel Communications, Inc., 5.95%, 2014                                                  191,192
             200M   Rogers Wireless, Inc., 6.375%, 2014                                                       202,299
---------------------------------------------------------------------------------------------------------------------
                                                                                                              393,491
---------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $13,759,512)                                                          12,761,745
---------------------------------------------------------------------------------------------------------------------
                    COMMON STOCKS--5.9%
                    Food/Drug--.6%
           2,750    Ingles Markets, Inc.                                                                       78,815
---------------------------------------------------------------------------------------------------------------------
                    Media-Broadcasting--1.0%
           4,000    Clear Channel Communications, Inc.                                                        149,760
---------------------------------------------------------------------------------------------------------------------
                    Media-Cable TV--1.9%
         354,453  * Adelphia Recovery Trust                                                                    36,331
           7,058  * Time Warner Cable, Inc. - Class "A"                                                       231,502
---------------------------------------------------------------------------------------------------------------------
                                                                                                              267,833
---------------------------------------------------------------------------------------------------------------------
                    Media-Diversified--2.4%
           1,500  * MediaNews Group, Inc. - Class "A" **                                                      337,500
---------------------------------------------------------------------------------------------------------------------
                    Telecommunications--.0%
             230  * Viatel Holding (Bermuda), Ltd. **                                                               1
           1,571  * World Access, Inc.                                                                              2
---------------------------------------------------------------------------------------------------------------------
                                                                                                                    3
---------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $505,840)                                                                  833,911
---------------------------------------------------------------------------------------------------------------------
                    WARRANTS--.0%
                    Telecommunication Services
             250  * GT Group Telecom, Inc. (expiring 2/1/10) (cost $22,587) + **                                   --
---------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $14,287,939)                                             95.4%            13,595,656
Other Assets, Less Liabilities                                                             4.6                654,877
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%           $14,250,533
=====================================================================================================================


  * Non-income producing

 ** Securities fair valued as determined in good faith pursuant to procedures adopted by the Board of Trustees. At September 30, 2007, the Fund held six securities that were fair valued by the Valuation Committee with an aggregate value of $338,340 representing 2.4% of the Fund's net assets.

*** Interest rates on adjustable rate bonds are determined and reset quarterly by the indentures. The interest rates above are the rates in effect on September 30, 2007.

  + Security exempt from registration under rule 144A of the Securities
    Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be resold to qualified institutional investors. At September 30, 2007, the Fund held twelve 144A securities with an aggregate value of $1,305,649 representing 9.2% of the Fund's net assets.

 ++ In default as to principal and/or interest payment

    At September 30, 2007, the cost of investments for federal income tax purposes was $14,287,938. Accumulated net unrealized depreciation on investments was $692,282, consisting of $542,883 gross unrealized appreciation and $1,235,165 gross unrealized depreciation.

Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Trust's Board of Trustees (the "Board"). The pricing service considers security type rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. The Funds also rely on a pricing service in circumstances where the U.S. securities markets exceed a predetermined threshold to value foreign securities held in the Funds' portfolios. The pricing service, its methodology or the threshold may change from time to time. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

The Funds monitor for significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any foreign securities that are held by the Funds. Examples of such events include natural disasters, political events and issuer-specific developments.
If the Valuation Committee decides that such events warrant using fair value estimates for foreign securities, it will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Board has also approved the Funds' use of a pricing service to fair value foreign securities in the event of a significant fluctuation in U.S. securities markets. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

Item 2.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3.  Exhibits

(a) 	Certifications required by Rule 30a-2(a) under the Investment
	Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

			  SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  November 29, 2007


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  November 29, 2007